UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302Boston, MA 02111

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 201-6984

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)
NATIONAL TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 99.09%

Education 14.71%
CA Ed Fac Auth Rev USC Ser A	5.00%	10/1/2033	AA+	$15,000	$15,416,850
DE St Econ Dev Auth Rev DE
Tech Pk Univ De Pj(2)	6.00%	2/1/2021	AAA	900	1,031,589
District of Columbia Rev
James F Oyster Elem Sch Pilot(1)	6.25%	11/1/2021	A	450	488,088
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.75%	5/15/2021	A-	1,000	1,096,290
Glendale AZ Ind Dev Auth
Midwestern Univ Ser A	5.875%	5/15/2031	A-	1,000	1,066,790
LA St Univ & Agric & Mech Clg
Hlth Sciences Ctr Pj(16)	6.375%	5/1/2031	AAA	2,290	2,667,323
MA St Dev Fin Agy Rev Boston
Univ Ser P	5.375%	5/15/2039	A3	1,000	1,050,990
MA St Dev Fin Agy Rev Boston
Univ Ser P	6.00%	5/15/2059	A3	1,000	1,144,540
MA St Hlth & Ed Fac Auth Rev
Boston College(15)(16)	5.125%	6/1/2033	AAA	3,810	3,953,370
Milledgeville-Baldwin Cnty GA
GA State College & St Univ	6.00%	9/1/2033	BBB	3,000	3,200,760
NY St Dorm Auth Rev Fashion
Inst Tech(12)	5.50%	7/1/2030	AAA	400	433,552
OR St Hlth Hsg Ed & Cul Fac
Auth Reed College Pj Ser A	5.75%	7/1/2032	AA-	3,800	4,163,242
TN St Sch Brd Auth Higher Ed
Fac Ser A(12)	5.125%	5/1/2021	AAA	615	658,505
TN St Sch Brd Auth Higher Ed
Fac Ser A	5.625%	5/1/2030	AA-	150	161,572
Tulsa OK Ind Auth Rev Ser A(16)	5.375%	10/1/2020	Aaa	3,170	3,486,810
Univ CA Revs Research
Multiple Purpose Pj Ser Q(12)	5.00%	9/1/2031	AAA	4,710	4,866,796
Univ Central AR Rev Hsg Sys(12)	6.50%	1/1/2031	AAA	2,425	2,836,377
Univ Mass Bldg Auth
Sen Comwlth Gtd Ser 4-A GTD(16)	5.125%	11/1/2034	AAA	5,000	5,221,350
Univ NC Sys Pool Rev Ser A(2)	5.00%	4/1/2027	AAA	1,800	1,876,068
Univ NC Univ Rev Gen	5.00%	12/1/2028	AA+	2,015	2,086,674
Univ VA Univ Rev Gen Ser B	5.00%	6/1/2033	AAA	6,475	6,680,905

See Notes to Schedule of Investments.

Univ VA Univ Rev Residuals
Ser 856 RIBs	7.74%	6/1/2019	Aaa	$1,925	$2,223,029
Univ VA Univ Rev Residuals
Ser 856 RIBs	7.74%	6/1/2020	Aaa	2,022	2,314,670
Univ VA Univ Rev Residuals
Ser 856 RIBs	7.74%	6/1/2021	Aaa	2,122	2,410,353
Univ VT & St Agric College Univ VT(2)	5.125%	10/1/2037	AAA	1,150	1,201,808
VA St Pub Sch Auth Sch Edl Tech Nts-IV	5.00%	4/15/2007	AA+	11,145	11,816,375
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2024	AAA	2,880	1,117,872
WV Univ Rev Univ Sys WV Pj Ser A(2)	Zero Coupon	4/1/2026	AAA	800	274,512
Total					84,947,060

General Obligation 15.01%
Akron OH Impt	5.80%	11/1/2020	AA-	575	650,405
Argyle TX Indpt Sch Dist Ref(12)	5.25%	8/15/2040	AAA	1,000	1,044,450
Athens OH City Sch Dist Fac
Constr & Impt(12)	6.00%	12/1/2024	AAA	500	573,975
Bessemer AL School Warrants(2)	5.60%	2/1/2030	Aaa	2,000	2,170,340
Birmingham MI City Sch Dist
Sch Bldg & Site(12)	5.00%	11/1/2033	AAA	4,700	4,850,682
CA St	5.25%	4/1/2034	A	7,500	7,800,000
CA St Rep	5.25%	2/1/2029	A	10,000	10,392,800
Campbell CA Un Sch Dist
Election 2002 Ser B(11)	5.50%	8/1/2033	AAA	5,000	5,436,200
Canton OH Sch Dist Ser A(16)	5.625%	12/1/2023	AAA	2,900	3,235,936
Dallas TX	5.75%	2/15/2020	AA+	1,615	1,799,643
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,413,580
Fairfield OH City Sch Dist
Ref Sch Impt(11)	5.375%	12/1/2020	AAA	1,410	1,574,547
Foothill De Anza CA Cmnty
College Dist Cap Apprec(16)	Zero Coupon	8/1/2030	AAA	4,505	1,167,741
Jefferson Cnty AL Sch Warrants(12)	5.50%	2/15/2020	AAA	1,000	1,095,270
Lake Orion MI Cmnty Sch Dist Ser B	5.25%	5/1/2025	Aaa	4,900	5,190,227
Linn Cnty OR Sch Dist No 55
Sweet Home(12)	5.50%	6/15/2020	AAA	1,000	1,107,780

See Notes to Schedule of Investments.

Linn Cnty OR Sch Dist No 55
Sweet Home(12)	5.50%	6/15/2025	AAA	$2,245	$2,451,899
Marion OH City Sch Dist Sch
Fac Constr & Impt(12)	5.625%	12/1/2022	AAA	500	559,730
New York NY Unrefunded
Balance Ser A	6.00%	5/15/2030	A	395	439,185
OR St Alternate Energy Pj Ser A AMT	5.00%	1/1/2015	AA-	1,315	1,370,914
OR St Alternate Energy Pj Ser A AMT	5.05%	1/1/2016	AA-	1,795	1,872,598
OR St Alternate Energy Pj Ser A AMT	5.10%	1/1/2017	AA-	980	1,021,581
Paw Paw MI Pub Sch Dist Sch
Bldg & Site	6.00%	5/1/2030	AA+	550	624,497
Powell OH(11)	5.50%	12/1/2032	AAA	1,280	1,383,744
Richland Cnty SC	5.375%	3/1/2030	AA	1,140	1,224,292
Richland Cnty SC	5.375%	3/1/2031	AA	1,195	1,282,510
Richland Cnty SC	5.375%	3/1/2032	AA	1,255	1,345,122
Richland Cnty SC	5.375%	3/1/2033	AA	1,320	1,412,915
Richmond VA(12)	5.50%	1/15/2018	AAA	500	559,130
South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(5)(16)	5.50%	2/1/2018	AAA	5,065	5,576,413
South Wash Cnty MN Indpt Sch
Dist No 833 Ser A(5)(16)	5.50%	2/1/2019	AAA	2,990	3,286,040
Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(11)	5.00%	1/15/2021	AAA	1,105	1,163,112
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD	5.25%	2/15/2028	AAA	1,000	1,057,800
Sunnyvale TX Sch Dist Sch
Bldg PSF GTD	5.25%	2/15/2031	AAA	1,100	1,158,531
Teays Vly OH Loc Sch Dist Sch
Fac Constr 2 Impt(11)	5.375%	12/1/2020	Aaa	500	549,890
Washtenaw Cnty MI Multi Lake
San Swr Sys Sylvan Twp Wtr(16)	4.75%	5/1/2021	AAA	700	718,795
Whitehall MI Dist Sch	5.50%	5/1/2019	AA+	1,400	1,552,418
Wood Cnty OH Pub Libr Impt(16)	5.875%	12/1/2022	Aaa	1,000	1,157,510
WV St Ser D(11)	6.50%	11/1/2026	AAA	2,000	2,451,640
WV St St Road(16)	5.75%	6/1/2025	AAA	1,800	1,999,584

See Notes to Schedule of Investments.

Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(12)	5.60%	9/1/2020	Aaa	$855	$946,365
Total					86,669,791

Healthcare 15.63%
Abag Fin Auth for Nonprofit
Corp CA Woods Oblig COP(1)	6.20%	11/1/2029	A	1,000	1,068,400
AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fin C(11)	5.50%	6/1/2014	Aaa	1,130	1,292,223
Breckenridge MN Rev
Catholic Hlth Initiatives -A	5.00%	5/1/2030	AA	3,000	3,062,550
Chatham Cnty GA Hosp Auth Rev
Hosp Impt Mem Hlth Univ A	5.50%	1/1/2034	A-	1,990	2,067,172
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(16)	5.00%	2/15/2015	AAA	1,600	1,716,368
Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(15)(16)	5.00%	2/15/2016	AAA	1,000	1,066,560
CO Hlth Fac Auth Rev Catholic Hlth	5.25%	9/1/2024	AA	5,065	5,251,595
CO Hlth Fac Auth Rev
Portercare Adventis Hlth	6.625%	11/15/2026	A	2,000	2,218,100
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(16)	4.375%	7/1/2023	Aaa	450	448,582
Erie Cnty OH Hosp Facs Rev
Firelands Regl Med Ctr Ser A	5.50%	8/15/2022	A	1,000	1,047,410
Fargo ND Hlth Sys Rev
Meritcare Obligated Group A(16)	5.375%	6/1/2027	AAA	1,000	1,050,150
Hamilton Cnty OH Hosp Facs
Cincinnati Childrens Hosp J(11)	5.25%	5/15/2034	AAA	3,395	3,584,916
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A	6.375%	6/1/2029	A	2,500	2,759,400
Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A	2,750	2,969,010
IL Fin Auth Rev Northwestern
Mem Hosp Ser A	5.25%	8/15/2034	AA+	10,000	10,265,200
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(17)	6.125%	10/1/2023	AA	680	758,003
KY Eco Dev Fin Auth Norton
Hlthcare Inc Ser A(16)	Zero Coupon	10/1/2025	AAA	4,300	1,516,223
Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(16)	6.00%	7/1/2029	AAA	1,000	1,119,570

See Notes to Schedule of Investments.

Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(13)	5.70%	1/20/2041	AAA		$2,490	$2,637,059
MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp	6.50%	7/1/2026	A		1,000	1,139,160
MD St Hlth & Higher Ed Fac
Univ MD Med Sys	6.75%	7/1/2030	A3		1,950	2,212,138
Medical Univ SC Hosp Auth
Hosp Facs Rev Ser A(9)(16)	5.00%	8/15/2031	AAA		1,750	1,780,660
Mesa AZ Ind Dev Auth
Discovery Hlth Sys Ser A(16)	5.75%	1/1/2025	AAA		750	817,110
Minneapolis & St Paul MN Hsg
Healthpartners Oblig Group Pj	5.875%	12/1/2029	BBB+		2,100	2,195,340
MO St Hlth & Ed Fac Auth
Rites PA 1049 RIBs(2)	13.109%	6/1/2010	AAA	(a)	855	1,093,494
MS Hosp Equip & Fac Forrest
Cnty Auth Gen Hosp Pj(12)	6.00%	1/1/2030	Aaa		615	688,615
NH Hlth & Ed Fac Auth Rev	6.00%	10/1/2024	A+		250	270,995
NH Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Gr(12)	5.50%	8/1/2027	AAA		3,500	3,797,115
NH Hlth & Ed Fac Exeter Pj	5.75%	10/1/2031	A+		1,550	1,629,515
NH St Hlth & Ed Concord Hosp(12)	5.50%	10/1/2021	Aaa		710	782,179
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A		700	750,918
NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A	5.50%	8/1/2025	Aa3		2,000	2,099,580
NY St Dorm Auth Revs Mtg-
Montefiore Hosp(9)(11)	5.00%	8/1/2033	AAA		5,000	5,143,350
OR St Hlth Hsg Ed & Cultural
Fac Auth Rev(2)	5.25%	11/15/2019	AAA		2,000	2,186,520
Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl	5.75%	12/1/2027	A		1,000	1,068,620
Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(12)	6.125%	6/1/2024	AAA		2,990	3,065,049
RI St Hlth & Ed Bldg RI Hlth	6.50%	8/15/2032	Baa1		1,000	1,111,970
RI St Hlth & Ed Bldg Roger
Williams Rlty(9)	6.50%	8/1/2029	AAA		1,240	1,355,866
SC Jobs Economic Dev Auth
Hosp Facs Rev	6.375%	8/1/2034	BBB		2,000	2,118,240

See Notes to Schedule of Investments.

St Cloud MN Hlthcare Rev Hosp
Oblig Group Ser A(12)	6.25%	5/1/2018	Aaa	$3,320	$3,829,222
St Mary Hosp Auth PA Hlth Sys
Rev Catholic Hlth Ser B	5.375%	11/15/2034	A	1,500	1,538,580
Sullivan Cnty TN Hlth Ed &
Hsg Fac Brd Rev Hosp	6.25%	9/1/2022	BBB+	2,000	2,133,220
Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp	6.00%	7/1/2027	Baa1	1,500	1,562,325
Total					90,268,272

Housing 4.33%
CO Hsg Fin Auth Multi Fam Hsg
Ser A AMT	6.80%	10/1/2037	AA+	2,325	2,381,079
ID Hsg & Fin Assn SF Mtg AMT	5.25%	7/1/2033	Aaa	520	529,594
ID Hsg Agy Sing Fam Mtg Ser F AMT(7)(9)	7.45%	7/1/2015	Aaa	140	142,873
IL Hsg Dev Auth Multi Fam Hsg
Lawndale AMT(6)(9)	6.80%	12/1/2016	AAA	140	145,431
IL Hsg Dev Auth Multi Fam Hsg
Lawndale AMT(6)(9)	7.10%	12/1/2034	AAA	210	218,108
Kansas City MO Ind Dev Auth
North Oak Crossing Sr Ser A-1 AMT(2)	5.30%	12/1/2020	AAA	1,170	1,206,059
KY Hsg Corp Hsg Rev Ser D AMT	5.25%	7/1/2022	AAA	500	512,925
MD St Cmnty Dev Admin Dept
Hsg & Cmnty Dev Ser B AMT	5.375%	9/1/2022	Aa2	4,160	4,245,987
MD St Cmnty Dev Admin
Residential Ser F AMT	5.50%	9/1/2022	Aa2	2,500	2,574,700
Minneapolis St Paul MN Hsg Fin
Rev Sing Fam Mtg Ser AB AMT(14)	6.25%	11/1/2030	AAA	315	334,344
MN St Hsg Fin Agy Sing Fam
Mtg Ser G-1 AMT	5.60%	7/1/2022	AA+	265	273,416
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(14)	6.25%	3/1/2031	AAA	200	206,818
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(14)	Zero Coupon	3/1/2029	AAA	655	170,909
MT St Brd Hsg Sing Fam Mtg Ser A-1(7)(9)	6.05%	12/1/2037	AA+	4,255	4,391,968
NC Hsg Fin Agy Sing Fam Rev
Ser BB AMT	6.25%	3/1/2012	AA	525	536,424
New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(14)	6.00%	12/1/2018	Aaa	325	338,211

See Notes to Schedule of Investments.

OK Hsg Fin Agy Sing Fam Mtg Ser B-1(10)(14)	5.30%	9/1/2026	Aaa	$85	$87,459
OK Hsg Fin Agy Sing Fam Rev
Cap Apprec Ser D-1(14)	Zero Coupon	3/1/2029	Aaa	3,185	862,689
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser B-1	Zero Coupon	3/1/2029	Aaa	1,675	452,686
OK Hsg Fin Agy Sing Fam Rev
Mtg Hmownr Ser D-2 AMT(14)	Zero Coupon	9/1/2030	Aaa	1,680	343,930
Prince Georges Cnty MD Hsg
Sing Fam Ser A AMT(8)(14)	6.15%	8/1/2019	AAA	20	21,007
VT Hsg Fin Agy Sing Fam Hsg
Ser 16-A AMT(12)	5.50%	11/1/2021	AAA	2,535	2,604,180
WV St Hsg Dev Fd Hsg Fin Ser B AMT	5.25%	11/1/2018	AAA	2,345	2,393,870
Total					24,974,667

Industrial 3.10%
Clark Cnty NV Ind Dev Rev Ser C AMT(2)	5.95%	12/1/2038	AAA	3,320	3,645,028
CT St Dev Auth Solid Wst Dsp
Fac Rev Pfizer Inc AMT	7.00%	7/1/2025	AAA	2,500	2,607,750
Dutchess Cnty NY Indl Dev Agy
Indl Dev Rev IBM Pj AMT	5.45%	12/1/2029	A+	6,500	7,174,440
Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT	5.875%	2/1/2036	A+	500	516,695
Moraine OH Solid Waste Disp
General Motors Corp Pj AMT	5.65%	7/1/2024	Baa2	450	457,466
RI St Eco Dev Providence
Place Mall(17)	6.125%	7/1/2020	AA	550	629,579
Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	650	866,996
Wyandotte Cnty Kansas City KS
Univ Govt Ref GM Corp Pj	6.00%	6/1/2025	Baa2	1,900	2,006,305
Total					17,904,259

Lease 4.84%
AZ St Ser A COP(16)	5.00%	11/1/2020	AAA	200	211,924
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(16)	5.75%	12/1/2018	Aaa	555	614,291
Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(16)	5.75%	12/1/2019	Aaa	315	348,651
Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)	6.25%	8/15/2019	AAA	7,385	8,489,279

See Notes to Schedule of Investments.

Charlotte NC Govt Fac Pj Ser G COP	5.375%	6/1/2026	AA+		$2,250	$2,437,177
Grand Rapids MI Pub Sch(16)	5.00%	11/1/2021	AAA		250	264,570
Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg	5.50%	12/1/2028	AA-		5,500	5,866,850
Henrico Cnty VA Eco Dev Auth
Pub Fac Lease Rev Jail Pj	6.125%	11/1/2019	Aa1		1,000	1,165,470
Lancaster Edl Assistance Sch
Dist Lancaster Cnty Pj	5.00%	12/1/2029	BBB+		1,750	1,740,043
Murray City UT Muni Bldg Auth Ser A(2)	5.30%	12/1/2021	Aaa		2,925	3,154,174
Providence RI Redev Agy Rev
Pub Safety & Muni Bldgs Ser A(2)	5.75%	4/1/2029	Aaa		415	457,953
Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(19)	5.00%	3/1/2022	AAA		1,000	1,052,360
St Paul MN Port Auth Lease
Rev Office Bldg	5.00%	12/1/2022	AA+		1,000	1,063,680
West Vly City UT Muni Bldg(2)	5.50%	8/1/2027	AAA		1,000	1,084,890
Total						27,951,312

Miscellaneous 7.38%
AZ Tourism & Sports Auth Tax Rev
Multipurpose Stadium Fac Ser A(16)	5.00%	7/1/2031	Aaa		670	691,507
George L Smith II GA World
Congress Ctr Auth Rev AMT(16)	5.75%	7/1/2015	AAA		1,500	1,647,285
George L Smith II GA World
Congress Ctr Rev AMT(16)	5.50%	7/1/2020	AAA		700	762,335
Jefferson Cnty AL Ltd Oblig
Sch Wrts Ser A	5.25%	1/1/2023	A		3,000	3,142,230
LA Loc Govt Env Fac Pkg Fac
Garage Pj Ser A(2)	5.375%	10/1/2026	AAA		1,500	1,598,790
Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(16)	5.00%	12/15/2019	AAA		750	801,653
MA St Wtr Pollutn Abatement
Tr Rites PA 1221 RIBs	7.899%	8/1/2011	AAA	(b)	4,500	5,021,280
Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)	5.25%	11/1/2023	AAA		1,765	1,921,732
MI Muni Bd Auth Rev Loc Govt
Ln Prog Ser C	5.00%	5/1/2008	AA+		5,000	5,404,250
Miami-Dade Cnty FL Spl Oblig
Fltg Rate Cap Asset Acq Ser A RIBs(11)	2.62%	4/1/2014	AAA		3,300	3,291,156

See Notes to Schedule of Investments.

Omaha Convention Hotel Corp
Rites PA 1078 RIBs(2)	7.603%	4/1/2010	AAA	(a)	$5,000	$5,381,800
Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)	5.50%	6/15/2020	Aaa		650	719,303
Portland OR Urb Ren & Redev
Downtown Waterfront Ref Ser A(2)	5.75%	6/15/2019	Aaa		1,500	1,695,090
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD	5.25%	7/1/2033	A-		5,000	5,208,550
University FL Resh Fndtn Inc
Cap Impt Rev(2)	5.125%	9/1/2033	Aaa		4,000	4,143,800
Westminister CO Sales & Use
Tax Ref Rev(2)	5.25%	12/1/2022	AAA		1,090	1,182,290
Total						42,613,051

Power 1.84%
Grant Cnty WA Pub Util Dist
No 2 Pr Rap Hydro 2nd Ser B AMT(16)	5.375%	1/1/2018	AAA		300	319,827
HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(16)	6.60%	1/1/2025	AAA		135	138,092
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(12)	5.25%	7/1/2020	AAA		2,600	2,835,274
NC Muni Pwr Agy No 1 Catawba
Elec Rev(1)(3)	5.00%	1/1/2015	A		1,125	1,131,851
Sacramento CA Muni Util Dist
Ref Ser T(11)	5.00%	5/15/2030	AAA		5,000	5,165,850
SC St Pub Svc(12)	5.25%	1/1/2019	AAA		950	1,048,534
Total						10,639,428

Pre-Refunded 10.51%
Baltimore MD Rev Water Pj Ser A(12)	6.00%	7/1/2018	AAA		285	330,004
Baltimore MD Rev Water Pj Ser A(12)	6.00%	7/1/2020	AAA		275	318,425
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(16)	5.25%	9/1/2020	Aaa		320	362,128
Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(16)	Zero Coupon	8/1/2015	AAA		1,000	552,270
Culpeper Cnty VA Sch(12)	6.00%	1/15/2021	AAA		690	799,579
Dallas TX Indpt Sch Dist PSF GTD	5.50%	2/15/2017	AAA		8,700	9,969,330
DE Transn Auth Transn Sys Rev Sr	6.00%	7/1/2020	AA		6,215	7,196,411
Detroit MI Wtr Supply Sys Sr
Lien Ser A(11)	5.75%	7/1/2028	AAA		1,500	1,748,160

See Notes to Schedule of Investments.

Fayette Cnty GA Pub Fac Auth
Criminal Justice Ctr Pj	6.00%	6/1/2030	AA	$3,500	$4,074,805
Georgetown Cnty SC Sch Dist(12)	5.25%	3/1/2020	AAA	2,485	2,789,611
Glendale AZ Dev Auth Ed Fac
Rev Amer Graduate Sch Intl(4)	7.125%	7/1/2020	AAA	1,000	1,035,060
IA Fin Auth Rev ETM	5.25%	8/15/2021	Aa2	235	247,737
IN Bd Bk Rev St Revolving
Fund Prog Ser A	6.75%	2/1/2017	AAA	500	511,755
Lane Cnty OR Sch Dist No 052	5.625%	6/15/2020	Aa3	800	910,344
Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(16)	5.75%	7/1/2019	AAA	2,000	2,223,660
MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A ETM	6.00%	12/1/2024	AA	100	114,048
New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A	5.50%	6/15/2023	AA+	1,050	1,066,726
New York NY Ser A	6.00%	5/15/2030	A	1,780	2,070,229
NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA	2,550	2,949,610
North Providence RI Ser A(16)	6.125%	7/1/2016	AAA	1,410	1,566,736
OH St	6.20%	8/1/2013	AA+	750	782,963
Philadelphia PA Sch Dist Ser A(12)	5.75%	2/1/2030	AAA	1,200	1,378,332
Phoenix AZ Civic Impt Corp(11)	6.00%	7/1/2024	AAA	2,400	2,799,504
Puerto Rico Comwlth Pub Impt	6.00%	7/1/2029	A-	1,500	1,543,665
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2026	A	1,500	1,544,415
RI St Hlth & Ed Bldg Corp Rev
Hgh Ed Fac Brown Univ	6.00%	9/1/2025	AA+	7,070	7,395,998
SC Jobs Economic Dev Auth
Hosp Fac Rev	7.375%	12/15/2021	BBB	2,000	2,465,860
VA St Pub Bldg Auth Pub Fac
Rev Ser A	5.75%	8/1/2020	AA+	600	686,724
White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(12)	6.00%	1/1/2026	Aaa	1,090	1,252,443
Total					60,686,532

Resource Recovery 0.38%
Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT GTD	6.40%	1/1/2015	AAA	900	918,000

See Notes to Schedule of Investments.

MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa		$1,245	$1,292,111
Total						2,210,111

Special Tax 1.11%
Ernest N Morial New Orleans
LA Exhibit Hall Auth Spl Tax RIBS	8.369%	7/15/2028	AAA		5,000	5,598,800
Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax B No 1998-1(12)	5.25%	9/1/2028	AAA		355	370,741
San Juan Cnty NM Tax/Motor
Ref & Impt(15)(16)	5.25%	5/15/2022	AAA		390	423,715
Total						6,393,256

Transportation 9.43%
Billings MT Arpt Rev AMT(16)	6.10%	7/1/2016	AAA		190	216,285
Billings MT Arpt Rev AMT(16)	6.20%	7/1/2020	AAA		2,775	3,168,106
DE Transn Auth Transn Sys Rev
Ref Sr Ser B(2)	5.25%	7/1/2005	AAA		6,270	6,369,568
Florida St Tpk Auth Tpk Rev RIBs	7.365%	7/1/2033	AA-	(b)	3,000	3,159,600
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(11)	5.50%	7/1/2012	AAA		1,610	1,778,680
Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(12)	5.70%	7/1/2030	AAA		2,615	2,644,393
Muni Secs Trust Ctfs Ser 7006
Tr Ctf Cl B RIBs+(2)	7.941%	1/1/2031	Aaa		6,250	6,822,000
NJ St Tpk Auth Rev
Rols RR II R 323 RIBs(2)	7.882%	1/1/2035	Aaa		7,000	7,228,340
North TX Thruway Auth Dallas
North Twy Sys Rev Ref Ser C(12)	3.00%	1/1/2006	AAA		900	907,182
PA St Tpk Comm Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA		5,000	5,358,800
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3		1,025	1,057,123
Puerto Rico Comwlth Hwy & Ser G	5.00%	7/1/2042	A		11,790	11,895,403
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(5)(12)	9.70%	7/1/2026	Aaa		500	529,860
RI St Eco Corp Arpt Rev Ser B(11)	6.00%	7/1/2020	AAA		1,210	1,382,243
RI St Eco Corp Arpt Rev Ser B(11)	6.00%	7/1/2028	AAA		1,200	1,357,908
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(12)	6.125%	1/1/2027	AAA		495	536,659
Total						54,412,150

See Notes to Schedule of Investments.

Water/Sewer 10.82%
Brighton Township MI San Sew
Drainage Dist(12)	5.25%	10/1/2018	AAA	$1,615	$1,722,737
Broad River NC Wtr Auth(16)	5.375%	6/1/2026	Aaa	400	432,780
Chisholm Creek Util Auth KS
Bel Aire & Park City KS Pj(16)	5.25%	9/1/2021	Aaa	1,025	1,112,238
CO Wtr Res & Pwr Dev
Parker Water & San Dist(16)	5.125%	9/1/2034	AAA	8,350	8,734,601
Gainesville GA Wtr & Sew Rev(12)	5.375%	11/15/2020	AAA	2,900	3,160,652
Gautier MI Util Dist Util Sys
Rev Ref(11)	5.125%	3/1/2019	Aaa	425	455,294
Grand Forks ND Wtr Rev Ser D(16)	5.375%	9/1/2020	Aaa	1,150	1,252,936
Iowa City IA Swr Rev(12)	5.375%	7/1/2020	Aaa	620	677,052
KS St Dev Fin Auth Rev
Pub Wtr Supply Revolving Ln 2	4.75%	4/1/2018	Aa1	1,180	1,209,819
Loudoun Cnty VA Sanitation
Auth Wtr & Swr Rev(16)	4.50%	1/1/2035	AAA	8,155	7,958,138
Melbourne FL Wtr & Swr Rev
Ref & Impt(11)	5.00%	10/1/2034	Aaa	4,350	4,485,068
Midlothian TX Wtr Dist(12)	Zero Coupon	9/1/2022	AAA	2,000	856,720
New York City NY Muni Wtr Fin	5.125%	6/15/2031	AA+	5,000	5,147,650
OR St Brd Bk Rev OR Econ
Cmnty Dev Dept Ser A(16)	5.50%	1/1/2017	AAA	570	625,358
Paragould AR Wtr Swr & Elec Rev(2)	5.65%	12/1/2025	AAA	615	674,999
Raleigh NC Comb Entrprse	5.00%	3/1/2031	AAA	11,980	12,352,099
Riviera Beach FL Util Spl
Dist Wtr & Swr Rev(11)	5.00%	10/1/2034	Aaa	1,140	1,175,397
Rockingham NC COP(2)	5.00%	4/1/2020	AAA	1,205	1,292,206
SD Conservancy Dist(2)	5.00%	8/1/2022	Aaa	2,700	2,830,761
SD Conservancy Dist Rev Clean
Wtr St Revolving Fd(2)	5.00%	8/1/2022	Aaa	500	521,875
UT Wtr Fin Agy Rev Pooled LN
Fin Prog(2)	5.125%	7/1/2023	Aaa	1,000	1,059,560
WV St Wtr Dev Auth Rev Loan
Prog III Ser A AMT(2)	6.25%	7/1/2030	AAA	1,470	1,669,038
WV Wtr Dev Auth Infra Rev Ser A(2)	5.50%	10/1/2023	AAA	900	1,005,048

See Notes to Schedule of Investments.

WV Wtr Dev Auth Infra Rev Ser A(12)	5.625%	10/1/2026	AAA	$1,555	$1,712,630
York Cnty VA Swr Rev	5.875%	6/1/2024	Aa3	330	371,181
Total					62,495,837
Total Municipal Bonds (Cost $537,122,976)					572,165,726

	Shares (000)
SHORT-TERM INVESTMENTS 0.00%
Money Market Mutual Funds 0.00%
Dreyfus Municipal Cash Management Plus	9	9,025
SSgA Tax Free Money Market Fund	5	5,476
Total Short-Term Investments (Cost $14,501)		14,501
Total Investments in Securities 99.09% (Cost $537,137,477)		572,180,227
Cash and Other Assets in Excess of Liabilities 0.91%		5,241,639
Net Assets 100.00%		$577,421,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 98.87%

Education 13.19%
Abag Fin Auth For Nonprofit
Corp CA Rev Sch of Mech Arts	5.25%	10/1/2026	A3	$500	$521,345
CA Ed Fac Auth Rev Pepperdine Univ	5.75%	9/15/2030	A1	2,000	2,170,720
CA Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs	8.085%	12/1/2027	AAA	2,525	2,758,562
CA Ed Fac Auth Rev Scripps College	5.25%	8/1/2021	A1	425	453,399
CA Ed Fac Auth Rev Scripps College	5.25%	8/1/2026	A1	1,145	1,201,987
CA Ed Fac Auth Rev Univ of
San Diego(2)	5.00%	10/1/2028	Aaa	1,250	1,293,975
CA Ed Fac Auth Rev Univ of
San Francisco(16)	6.00%	10/1/2016	AAA	75	81,128
CA Ed Fac Auth Rev Univ of
San Francisco(16)	6.00%	10/1/2026	AAA	2,565	2,768,148
CA Ed Fac Auth Rev Univ of
Southern CA	5.50%	10/1/2027	AA+	1,160	1,255,468
CA St Univ Fndtn Rev Monterey Bay(16)	5.30%	6/1/2022	AAA	250	271,135
CA St Univ Fndtn Rev
Sacramento Auxiliary Ser A(16)	5.50%	10/1/2027	AAA	400	434,576
CA St Univ Rev & Colleges Hsg Sys(11)	5.90%	11/1/2021	AAA	1,045	1,097,626
CA Statewide Cmntys Dev Auth
Aux Fndtn CA St Univ(16)	5.20%	6/1/2024	AAA	525	553,628
Golden Vly Unif Sch Dist Fin Pj(2)	5.35%	7/1/2027	AAA	2,250	2,368,193
Los Angeles CA Unif Sch Dist Ser A(12)	5.00%	7/1/2022	AAA	1,500	1,592,640
Los Angeles CA Unif Sch Dist Ser D(11)	5.375%	7/1/2025	AAA	1,000	1,072,250
Univ CA Rev Multi Purp Ser K	5.25%	9/1/2024	Aa2	1,545	1,621,199
Univ CA Revs Research Facs Ser E(2)	5.00%	9/1/2031	AAA	2,000	2,064,540
Total					23,580,519

General Obligation 24.88%
Anaheim CA Unif High Sch Dist Ser A(12)	5.00%	8/1/2025	AAA	785	818,622
Antelope Vly CA Unif High Sch(16)	5.00%	8/1/2022	AAA	2,180	2,323,793
Barstow CA Unif Sch Dist Ser A(11)	5.00%	8/1/2026	Aaa	2,500	2,595,625
Berryessa CA Unif Sch Dist
Election of 1999 Ser B(12)	5.25%	8/1/2019	AAA	1,015	1,122,752

See Notes to Schedule of Investments.

1

CA St Ref(16)	5.00%	2/1/2022	AAA	$2,700	$2,849,499
CA St Ref(11)	5.25%	9/1/2030	AAA	890	929,721
CA St Ser B AMT	5.70%	12/1/2032	A	640	655,878
Capistrano CA Unif Sch Dist
Fac Impt Dist No 001 Ser A(11)	6.00%	8/1/2024	AAA	2,500	2,829,025
El Monte CA City Sch Dist Ser A(12)	6.25%	5/1/2025	AAA	1,230	1,400,539
Escondido CA Unif Sch Dist Ser A(12)	5.25%	8/1/2022	AAA	2,000	2,175,500
Franklin-McKinley CA Sch Dist Ser B(12)	5.00%	8/1/2027	AAA	675	700,711
Fremont CA Unif High Sch Dist
Santa Clara Cnty Ser B(11)	5.25%	9/1/2025	AAA	1,000	1,062,660
Los Angeles CA Cmnty College Ser A(16)	5.00%	6/1/2026	AAA	2,375	2,462,352
Mojave CA Unif Sch Dist Sch
Fac Impt Dist No 001(11)	5.00%	8/1/2024	AAA	1,060	1,109,587
Mojave CA Unif Sch Dist Sch
Facs Impt Dist No 001(11)	5.25%	8/1/2022	AAA	1,230	1,342,139
Montebello CA Unif Sch Dist(12)	5.00%	8/1/2020	AAA	350	374,836
Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(12)	5.50%	3/1/2026	AAA	465	508,473
Oxnard CA Unif High Sch Dist
Ref Ser A(16)	6.00%	2/1/2020	AAA	650	775,060
Oxnard CA Unif High Sch Dist
Ref Ser A(16)	6.20%	8/1/2030	AAA	3,000	3,500,850
Pittsburg CA Redev Agcy Los
Medanos Cmnty Dev Pj(2)	Zero Coupon	8/1/2026	AAA	3,500	1,134,770
Pittsburg CA Unif Sch Dist Ser E(12)	6.00%	8/1/2024	AAA	1,380	1,514,867
Pomona CA Unif Sch Dist(16)	6.15%	8/1/2030	AAA	1,000	1,195,060
Pomona CA Unif Sch Dist Ser A(16)	6.55%	8/1/2029	AAA	1,000	1,269,500
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.375%	7/1/2028	A-	995	1,046,372
Riverside CA Cmnty College Ser A(16)	5.50%	8/1/2029	AAA	1,355	1,480,338
San Gabriel CA Unif Sch Dist Ser A(12)	5.00%	8/1/2024	AAA	2,725	2,852,476
Santa Cruz CA City Elem Sch
Dist Ser B(11)	6.00%	8/1/2029	AAA	2,500	2,811,350
Southwestern Cmnty College(2)	5.375%	8/1/2025	AAA	1,500	1,625,160
Total					44,467,515

See Notes to Schedule of Investments.

2

Healthcare 2.64%
CA Infra & Econ Dev Bk Rev
Kaiser Hosp Ser A	5.50%	8/1/2031	A	$1,300	$1,353,092
CA Infra & Econ Dev Bk Rev
Kaiser Hosp Ser B	5.55%	8/1/2031	A	650	678,795
CA Infra & Econ Scripps
Research Inst Ser A	5.75%	7/1/2030	Aa3	1,500	1,612,470
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A	5.50%	6/1/2031	A+	500	516,850
Torrance CA Hosp Rev Torrance
Memorial Med Ctr Ser A	6.00%	6/1/2022	A+	500	561,380
Total					4,722,587

Housing 2.99%
CA Hsg Fin Agy Rev Home Mtg
Ser K AMT**(7)(9)(16)	0.00%/5.70%	2/1/2012 & 2015	AAA	5,295	3,567,612
CA Hsg Fin Agy Rev Home Mtg
Ser K AMT(7)(9)(16)	Zero Coupon	2/1/2022	AAA	5,000	1,782,450
Total					5,350,062

Industrial 5.30%
CA Poll Ctrl Fin Auth Rev
Southern CA Ser B AMT(2)(5)(18)	6.40%	12/1/2024	AAA	9,435	9,469,910

Lease 11.26%
CA St Pub Wk Brd Lease Rev
Dept Gen Svcs Teale Data(2)	5.25%	3/1/2020	AAA	1,000	1,080,940
Inglewood CA Pub Fin Auth Rev Ser A(2)	5.25%	8/1/2021	AAA	600	649,452
Orange Cnty CA Recovery Partn
Residual Ser 128 COP RIBs(16)	9.755%	7/1/2019	AAA	2,500	2,848,350
Orange Cnty CA Recovery COP Ser A(16)	6.00%	7/1/2026	AAA	750	804,307
Palm Springs CA Fin Auth
Convention Ctr Pj Ser A(16)	5.50%	11/1/2035	AAA	1,000	1,099,090
Plumas Cnty CA Cap
Impt Prog Ser A COP(2)	5.25%	6/1/2023	AAA	1,365	1,478,227
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)	5.00%	12/1/2020	AAA	2,000	2,117,760
Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)	5.00%	12/1/2026	AAA	900	929,826
San Buenaventura CA Ser C COP(2)	5.25%	2/1/2031	AAA	2,575	2,711,604
San Francisco CA City & Cnty
San Bruno Jail No 3(2)	5.25%	10/1/2033	AAA	5,000	5,236,150

See Notes to Schedule of Investments.

3

Santa Ana CA Unif Sch Dist
Fin Pj COP(12)	Zero Coupon	4/1/2019	AAA	$2,295	$1,179,469
Total					20,135,175

Miscellaneous 2.26%
CA Infra & Econ Bk Rev Asian
Museum Fdtn(16)	5.25%	6/1/2030	AAA	115	119,899
CA Infra & Econ Bk Rev YMCA
Metropolitan LA Pj(2)	5.25%	2/1/2026	AAA	2,000	2,139,640
Fontana CA Pub Fin Auth Tax
North Fontana Redev Pj Ser A(2)	5.50%	9/1/2032	AAA	1,000	1,079,300
Oakland CA JT Pwrs Fin Auth
Reassmt Rev	5.50%	9/2/2024	A-	405	433,131
Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E	5.50%	8/1/2029	BBB+	250	263,290
Total					4,035,260

Power 2.38%
CA St Dept Wtr Res Pwr Supply
Rev Insured Series(19)	5.375%	5/1/2017	AAA	500	555,725
Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A(15)(16)	5.00%	7/1/2024	AAA	850	891,200
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)	5.00%	7/1/2032	AAA	1,500	1,555,635
Puerto Rico Elec Pwr Auth Rev
Ser II(12)	5.125%	7/1/2026	AAA	500	530,905
Shasta CA Jt Pwrs Fin Auth
Cnty Admin Bldg Pj Ser A(16)	5.25%	4/1/2023	AAA	675	725,348
Total					4,258,813

Pre-Refunded 4.74%
CA Ed Fac Auth Rev Pooled
College/Univ Ser C ETM	6.50%	6/1/2020	Baa3	3,000	3,513,000
Centinela Vly CA Unif High
Sch Election 2000 Ser D ETM(11)	5.25%	8/1/2024	AAA	1,145	1,242,531
M-S-R Pub Pwr Agcy CA San
Juan Pj Rev Ser D ETM(16)	6.75%	7/1/2020	AAA	950	1,158,354
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	505	574,922
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	BBB+	750	853,808
Santa Cruz CA City High Sch Ser B(11)	6.00%	8/1/2029	AAA	1,000	1,124,540
Total					8,467,155

See Notes to Schedule of Investments.

4

Resource Recovery 1.21%
CA Poll Ctrl Fin Auth Rev
Pacific Gas/Elec Ser A AMT(16)	5.35%	12/1/2016	AAA	$2,000	$2,169,620
Special Tax 6.86%
CSUCI Fin Auth Rev CA East
Campus Cmnty Ser A(16)	5.25%	9/1/2026	AAA	5,500	5,770,105
Riverside Cnty CA Redev Agy
Tax Alloc Jupura Valley Pj(2)	5.25%	10/1/2035	AAA	2,000	2,105,780
RNR Sch Fin Auth CA Spl Tax
Cmnty Fac Dist No 92-1 Ser A(2)	5.625%	9/1/2030	AAA	3,985	4,388,282
Total					12,264,167

Transportation 11.98%
Bay Area Govt Assn CA Rev
Bart SFO Extn Arpt Premium A(2)	5.00%	8/1/2026	AAA	2,000	2,070,000
Fresno CA Arpt Rev Ser A(12)	5.50%	7/1/2030	AAA	1,500	1,623,300
Port Oakland CA Port Rev Ser J(16)	5.50%	11/1/2026	AAA	5,000	5,361,100
Puerto Rico Comwlth Hwy &
Transn Auth Ser G(11)	5.25%	7/1/2021	AAA	1,000	1,097,520
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A	5,400	5,940,324
San Francisco CA City & Cnty
Aprt Commn Ser 2 Issue 15A AMT(12)	5.00%	5/1/2017	AAA	2,000	2,095,980
San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(12)	6.125%	1/1/2027	AAA	490	531,238
San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(12)	5.75%	1/1/2014	AAA	500	548,930
San Francisco CA City & Cnty
Ref Second Ser 28B(16)	5.25%	5/1/2023	AAA	2,000	2,141,480
Total					21,409,872

Water/Sewer 9.18%
CA Statewide Cmntys Pooled
Fin Pg Ser C(12)	5.25%	10/1/2034	AAA	500	524,600
El Monte CA Wtr Auth Rev(2)	5.60%	9/1/2029	AAA	2,000	2,211,180
Imperial CA Ref Wtr Fac COP(11)	5.00%	10/15/2020	AAA	3,250	3,488,387
Orange Cnty CA Santn Dist COP(11)	5.25%	2/1/2027	AAA	4,265	4,512,029
Oxnard CA Fin Auth Wastewtr Rev Redwood Trunk Swr & Headwks A(11)	5.25%	6/1/2034	AAA	2,000	2,112,340
Palo Alto CA Util Rev Ser A	6.25%	6/1/2020	AA+	1,610	1,652,279

See Notes to Schedule of Investments.

5

San Luis Opispo Cnty CA Ser A(16)	5.375%	8/1/2030	AAA	$1,800	$1,901,304
Total					16,402,119
Total Municipal Bonds (Cost $166,783,923)					176,732,774

	Shares (000)

SHORT-TERM INVESTMENT 0.00%
Money Market Mutual Fund 0.00%
Dreyfus General CA Municipal Money Market Fund Class A (Cost $105)	—	105
Total Investments in Securities 98.87% (Cost $166,784,028)		176,732,879
Cash and Other Assets in Excess of Liabilities 1.13%		2,026,813
Net Assets 100.00%		$178,759,692

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

CONNECTICUT TAX FREE-FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 98.16%

Education 20.34%
CT St Hlth & Ed Fac Auth Rev
CT College Ser E(16)	5.25%	7/1/2022	AAA	$400	$438,316
CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(16)	5.25%	7/1/2019	AAA	600	648,660
CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(16)	5.50%	7/1/2029	AAA	1,235	1,337,703
CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(17)	5.35%	7/1/2031	AA	695	728,721
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(16)	4.125%	7/1/2022	Aaa	250	243,758
CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D	5.25%	7/1/2031	A2	2,750	2,924,790
CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A	5.75%	7/1/2029	A+	3,200	3,455,808
CT St Hlth & Ed Fac Auth Rev
Norwich Free Academy Ser A(2)	5.00%	7/1/2034	AAA	1,250	1,292,950
CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(16)	5.40%	7/1/2027	AAA	1,350	1,458,729
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)	5.00%	7/1/2021	AAA	1,000	1,057,330
CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A	5.25%	7/1/2019	Aa3	200	216,930
CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A	5.375%	7/1/2029	Aa3	210	219,824
CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(17)	5.25%	7/1/2032	AA	2,900	3,022,032
CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)(3)	6.70%	7/1/2026	A	1,000	1,044,150
CT St Hlth & Ed Fac Auth Rev
Unrefunded Bal Sacrd Hrt Ser C	6.50%	7/1/2016	BBB-	275	288,959
Total					18,378,660

General Obligation 17.23%
Bridgeport CT Ser C(11)	4.75%	8/15/2021	AAA	1,000	1,029,090
Bridgeport CT Ser C(11)	5.00%	8/15/2020	AAA	500	525,510
CT St Ser D(16)	5.00%	12/1/2024	AAA	1,000	1,061,750
Hartford Cnty CT Met Dist(2)	5.00%	5/1/2024	AAA	500	528,180

See Notes to Schedule of Investments.

1

Hartford CT	6.50%	12/15/2005	A	$730	$759,448
Montville CT	6.70%	6/15/2009	Aa3	550	642,301
Montville CT	6.70%	6/15/2010	Aa3	575	681,438
New Haven CT(11)	5.00%	11/1/2019	AAA	560	604,117
New Haven CT Ser A(2)	5.00%	11/1/2021	AAA	1,000	1,056,910
Puerto Rico Comwlth Pub Impt	Zero Coupon	7/1/2018	A-	2,035	1,126,881
Puerto Rico Comwlth
Unrefunded Bal Pub Impt(12)	5.125%	7/1/2030	AAA	945	993,101
Puerto Rico Comwlth Ser A	5.25%	7/1/2023	A-	2,300	2,443,934
Redding CT	6.60%	4/15/2010	Aa1	100	117,873
Stamford CT Parking Garage	5.25%	2/1/2023	AAA	155	168,020
Waterbury CT(12)	5.125%	4/1/2022	AAA	2,250	2,390,153
Waterbury CT Ser A(12)	5.00%	4/1/2019	AAA	1,250	1,333,487
West Haven CT(16)	6.50%	6/15/2006	AAA	100	105,991
Total					15,568,184

Healthcare 8.18%
CT St Dev Auth Rev Duncaster Inc Pj(17)	5.125%	8/1/2022	AA	235	247,244
CT St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(16)	6.625%	7/1/2018	AAA	1,250	1,253,475
CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(17)	5.50%	7/1/2021	AA	1,000	1,106,410
CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(16)	5.625%	11/15/2020	AAA	325	362,368
CT St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)	5.625%	7/1/2029	AAA	1,000	1,089,820
CT St Hlth & Ed Fac Auth Rev
CT College Ser E(16)	5.00%	7/1/2032	AAA	1,050	1,083,705
CT St Hlth & Ed Fac Auth Rev
Kent Sch Ser D(16)	4.375%	7/1/2023	Aaa	500	498,425
CT St Hlth & Ed Fac Auth Rev
St. Francis Hosp & Med(17)	5.00%	7/1/2022	AA	1,000	1,048,620
CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(17)	5.75%	7/1/2029	AA	650	697,047
Total					7,387,114

See Notes to Schedule of Investments.

2

Housing 1.21%
CT St Hsg Fin Auth Hsg Mtg
Fin Prog Ser D 2 AMT	5.15%	11/15/2022	AAA	$555	$565,073
CT St Hsg Fin Auth Spl Oblig
Grp Home Mtg G5(2)	5.85%	6/15/2030	AAA	500	531,090
Total					1,096,163

Industrial 3.45%
CT St Dev Auth Govt Lease Rev(16)	6.60%	6/15/2014	AAA	500	511,440
CT St Dev Auth Solid Wst Dsp
Fac Rev Pfizer Inc AMT	7.00%	7/1/2025	AAA	2,500	2,607,750
Total					3,119,190

Miscellaneous 2.62%
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser H(16)	4.75%	7/1/2023	AAA	1,030	1,065,793
Puerto Rico Pub Bldg Auth
Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2036	A-	1,000	1,036,290
Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E	5.50%	8/1/2029	BBB+	250	263,290
Total					2,365,373

Power 7.49%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)	5.00%	7/1/2032	AAA	1,500	1,555,635
Puerto Rico Elec Pwr Auth Rev
Ser II(12)	5.125%	7/1/2026	AAA	2,925	3,105,794
Puerto Rico Elec Pwr Auth Rev
Ser II	5.25%	7/1/2031	A-	1,000	1,045,250
Puerto Rico Elec Pwr Auth Ser HH(12)	5.25%	7/1/2029	AAA	1,000	1,058,450
Total					6,765,129

Pre-Refunded 25.56%
CT St Hlth & Ed Fac Auth Rev
Auth Rev Sacred Heart Ser C	6.50%	7/1/2016	BBB-	725	783,218
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(16)	5.875%	7/1/2026	AAA	1,090	1,170,126
CT St Ser A	5.625%	4/15/2020	Aa3	1,000	1,147,360
CT St Ser A	6.00%	4/15/2015	AA	1,000	1,165,650
CT St Ser B	5.60%	6/15/2020	Aa3	250	282,153
CT St Ser D	5.125%	11/15/2018	Aa3	1,500	1,670,685
CT St Spl Tax Oblig Rev
Transn Infra Ser A(11)	6.00%	12/1/2018	AAA	1,000	1,160,410

See Notes to Schedule of Investments.

3

Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	$1,000	$1,179,020
New Haven CT(11)	5.375%	2/15/2011	AAA	1,500	1,583,115
Puerto Rico Comwlth	6.00%	7/1/2026	AAA	1,000	1,104,720
Puerto Rico Comwlth
Pub Impt(12)	5.125%	7/1/2030	AAA	1,505	1,686,638
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	1,170	1,309,253
Puerto Rico Comwlth Pub Impt Ser A(11)	5.00%	7/1/2032	AAA	4,285	4,795,001
Puerto Rico Elec Pwr Auth Rev Ser X	6.125%	7/1/2021	A-	750	780,285
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	BBB+	750	853,807
University CT Rev Student Fee Ser A(11)	5.75%	11/15/2020	AAA	205	237,646
University CT Rev Student Fee Ser A	6.00%	11/15/2021	AA-	390	457,322
University CT Rev Student Fee Ser A(11)	6.00%	11/15/2025	AAA	500	586,310
University CT Ser A(11)	5.625%	3/1/2020	AAA	1,000	1,144,410
Total					23,097,129

Resource Recovery 1.14%
Stamford CT Wtr Poll Ctl Sys
& Fac Rev Ser A	5.00%	11/15/2032	AA+	1,000	1,031,720

Transportation 7.97%
CT St Spl Tax Oblig Rev Rites
PA 1039 R-A RIBs(12)	8.149%	1/1/2010	AAA	500	640,240
CT St Spl Tax Oblig Rev Rites
PA 1039 R-B RIBs(12)	8.149%	1/1/2010	AAA	785	958,893
CT St Spl Tax Oblig Rev Rites
PA 1039 R-C RIBs(12)	7.399%	7/1/2017	AAA	2,250	2,517,795
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D(12)	5.00%	7/1/2032	AAA	1,000	1,032,770
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G	5.00%	7/1/2033	A	1,000	1,015,200
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A	1,000	1,034,380
Total					7,199,278

Water/Sewer 2.97%
CT St Dev Auth Wtr Bridgeport AMT(2)(5)(18)	6.15%	4/1/2035	AAA	500	537,065
South Cent CT Regl Wtr Auth
16th Ser(2)	5.375%	8/1/2030	AAA	1,000	1,071,400

See Notes to Schedule of Investments.

4

South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)	5.375%	8/1/2025	AAA	$1,000	$1,077,620
Total					2,686,085
Total Municipal Bonds (Cost $82,838,749)					88,694,025

	Shares (000)

SHORT-TERM INVESTMENT 0.00%
Money Market Mutual Fund 0.00%
Dreyfus CT Muni Cash Management (Cost $302)	—	302
Total Investments in Securities 98.16% (Cost $82,839,052)		88,694,327
Cash and Other Assets in Excess of Liabilities 1.84%		1,658,695
Net Assets 100.00%		$90,353,022

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

HAWAII TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 98.19%

Education 7.45%
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.65%	10/1/2016	AAA	$1,000	$1,034,500
HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)	5.70%	10/1/2025	AAA	380	393,247
Univ HI Univ Sys Rev(11)	5.125%	7/15/2032	AAA	1,000	1,038,870
Univ HI Univ Sys Rev Ser A(11)	5.50%	7/15/2029	AAA	2,500	2,696,150
Total					5,162,767

General Obligation 25.57%
HI Cnty HI Ser A(12)	5.00%	7/15/2023	AAA	1,000	1,055,370
HI Cnty HI Ser A(16)	5.00%	7/15/2024	AAA	1,000	1,055,040
HI Cnty HI Ser A(16)	5.25%	7/15/2023	AAA	595	649,984
HI Cnty HI Ser A(11)	5.50%	7/15/2017	AAA	1,045	1,164,078
HI Cnty HI Ser A(11)	5.60%	5/1/2013	AAA	1,780	2,040,841
HI Cnty HI Ser A(12)	5.625%	5/15/2019	AAA	545	605,239
HI St Ser BZ	6.00%	10/1/2010	AA-	500	579,085
HI St Ser BZ	6.00%	10/1/2012	AA-	500	587,775
HI St Ser CA(11)	8.00%	1/1/2013	AAA	2,000	2,606,240
HI St Ser CP(11)	5.00%	10/1/2016	AAA	900	963,360
HI St Ser CZ(12)	5.25%	7/1/2018	AAA	1,000	1,095,100
HI St Ser DE(16)	5.00%	10/1/2024	AAA	1,000	1,051,900
Kauai Cnty HI Pub Impt Ser B(16)	5.25%	8/1/2017	AAA	95	101,865
Kauai Cnty HI Ser A(16)	5.50%	8/1/2021	AAA	2,495	2,762,489
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A	5.375%	7/1/2028	A-	1,330	1,398,668
Total					17,717,034

Healthcare 8.06%
HI St Dept Bldg & Fin Spl Purp
Mtg Rev St Francis Med Ctrs(12)	6.50%	7/1/2022	AAA	1,200	1,203,264
HI St Dept Bldg & Fin Spl Purp
Rev Kapiolani Hlth	6.20%	7/1/2016	BBB+	1,000	1,059,330
HI St Dept Bldg & Fin Spl Purp
Rev Kapiolani Hlth	6.25%	7/1/2021	BBB+	2,000	2,117,100

See Notes to Schedule of Investments.

1

HI St Dept Bdg & Fin Spl Purp
Rev The Queens Hlth Sys Ser B(16)	5.25%	7/1/2023	AAA	$1,000	$1,048,990
Puerto Rico Ind Tourist Ed
Hosp Mutuo Oblig Grp Ser A(16)	6.25%	7/1/2024	AAA	150	153,661
Total					5,582,345

Housing 4.43%
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(10)	7.10%	7/1/2024	AAA	660	662,990
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(10)	5.30%	7/1/2028	AAA	850	865,776
HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(10)	5.45%	7/1/2017	AAA	1,000	1,039,330
Honolulu HI City & Cnty Mtg
Rev Smith Beretania 8A(6)(9)(16)	5.45%	1/1/2025	Aaa	500	500,480
Total					3,068,576

Miscellaneous 1.53%
HI St Cap Dist Kapolei St
Office Ser A COP(2)	5.00%	5/1/2018	AAA	475	509,423
HI St Cap Dist St Office COP(16)	5.50%	5/1/2020	AAA	500	549,425
Total					1,058,848

Power 3.51%
HI St Dept Bldg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(16)	6.60%	1/1/2025	AAA	1,000	1,022,900
Puerto Rico Elec Pwr Auth Rev
Ser II(12)	5.125%	7/1/2026	AAA	1,330	1,412,207
Total					2,435,107

Pre-Refunded 34.34%
HI St Dept Bldg & Fin Spl Purp
Rev Kaiser Permanente Ser A ETM	5.15%	3/1/2015	AAA	1,250	1,348,963
HI St Ser CT(12)	5.875%	9/1/2019	AAA	1,175	1,354,199
HI St Ser CU(16)	5.25%	10/1/2020	AAA	1,700	1,906,873
Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev	5.80%	7/1/2021	AA	1,000	1,062,730
Honolulu HI City & Cnty Ser A(16)	5.00%	11/1/2015	AAA	1,095	1,132,307
Honolulu HI City & Cnty Ser A(16)	5.00%	11/1/2015	AAA	405	434,472
Honolulu HI City & Cnty Ser A(12)	5.125%	9/1/2021	AAA	600	674,070
Honolulu HI City & Cnty Ser A(11)	5.50%	9/1/2016	AAA	555	615,057

See Notes to Schedule of Investments.

2

Honolulu HI City & Cnty Ser A(11)	5.50%	9/1/2016	AAA		$440	$472,252
Honolulu HI City & Cnty Ser A(11)	5.50%	9/1/2016	AAA		5	5,367
Honolulu HI City & Cnty Ser B(11)	5.00%	11/1/2016	AAA		265	286,767
Honolulu HI City & Cnty Ser B(11)	5.00%	11/1/2016	AAA		235	254,303
Honolulu HI City & Cnty Wtr ETM(5)(11)(18)	6.00%	12/1/2015	AAA		1,000	1,211,830
Kauai Cnty HI(11)	6.125%	8/1/2024	AAA		580	676,564
Maui Cnty HI Ser A(16)	5.00%	3/1/2022	AAA		750	788,602
Maui Cnty HI Ser A(16)	5.75%	6/1/2016	AAA		1,035	1,097,224
Maui Cnty HI Ser A(11)	6.10%	3/1/2020	AAA		500	583,535
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.521%	10/1/2040	Aaa		1,250	1,473,775
Puerto Rico Comwlth	6.00%	7/1/2026	AAA		1,000	1,104,720
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2026	A		1,000	1,029,610
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM	5.375%	10/1/2024	AAA		300	327,204
Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM	5.50%	10/1/2032	AAA		200	218,766
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA		670	762,768
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA		500	559,510
Puerto Rico Ind Med & Envr
Poll Ctrl St. Luke Hosp Ser A	6.25%	6/1/2010	AAA(a	)	1,105	1,155,907
Puerto Rico Pub Bldg Auth
Rev Govt Fac Ser B(2)	5.00%	7/1/2027	AAA		1,000	1,080,640
Puerto Rico Pub Bldg Auth
Rev Govt Facs Ser D	5.25%	7/1/2036	A-		1,465	1,642,851
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.75%	8/1/2030	BBB+		500	534,705
Total						23,795,571

Transportation 11.66%
HI St Hwy Rev(12)	5.50%	7/1/2020	AAA		1,100	1,211,881
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		3,000	3,233,280
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(15)(16)	5.50%	7/1/2036	AAA		250	279,380

See Notes to Schedule of Investments.

3

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA 1052 RIBs	8.554%	1/1/2010	A	(a)	$1,000	$1,200,120
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A		1,000	1,034,380
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A		1,000	1,100,060
Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR Rev	5.00%	7/1/2022	A-		20	20,602
Total						8,079,703

Water/Sewer 1.64%
Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev(12)	5.25%	7/1/2031	AAA		100	104,466
Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev Ser A(11)	5.00%	7/1/2033	AAA		1,000	1,032,020
Total						1,136,486
Total Investments in Municipal Bonds 98.19% (Cost $63,102,684)						68,036,437
Cash and Other Assets in Excess of Liabilities 1.81%						1,252,730
Net Assets 100.00%						$69,289,167

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

MINNESOTA TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 97.33%

Education 14.53%
Bloomington MN Indpt Sch Dist Ser A(5)(12)	5.125%	2/1/2024	Aaa	$1,000	$1,061,710
MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B	6.00%	10/1/2029	Baa1	500	528,155
MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-A1	5.625%	10/1/2016	A2	250	262,110
MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-M	5.35%	4/1/2017	A2	250	262,175
Pequot Lakes MN Indpt Sch
Dist No 186(5)(11)	5.25%	2/1/2022	AAA	1,550	1,675,209
Prior Lake MN Indpt Sch Dist
No 719 Ser A(5)(11)	5.25%	2/1/2023	Aaa	1,470	1,583,116
University MN Ser A	5.75%	7/1/2018	AA	250	297,865
Total					5,670,340

General Obligation 15.63%
Elk River MN Sch Dist(5)(16)	5.50%	2/1/2021	Aaa	500	554,265
Lake Superior MN Indpt Sch
Dist No 381 Ser A(5)(12)	5.00%	4/1/2023	Aaa	500	531,520
Medford MN Indpt Sch Dist No
763 Ser A(5)(12)	5.50%	2/1/2031	Aaa	500	540,625
Minneapolis MN Ser E	5.00%	3/1/2026	AAA	500	513,735
Morris MN Indp Sch Dist No 769 Bldg(5)(16)	5.00%	2/1/2028	AAA	1,000	1,036,240
North St Paul Maplewood MN
Indpt Sch Dist No 622(5)	5.125%	2/1/2025	AAA	400	409,012
North St Paul Maplewood MN
Indpt Sch Dist No 622 Ser A(5)	5.125%	2/1/2020	AAA	100	103,259
Princeton MN Indpt Sch Dist No 477(5)(12)	5.125%	2/1/2024	Aaa	1,000	1,027,950
Puerto Rico Comwlth
Unrefunded Pub Impt(15)(16)	5.00%	7/1/2028	AAA	175	179,807
Ramsey Cnty MN Cap Impt Ser A	6.25%	2/1/2006	AAA	650	677,801
Ramsey Cnty MN St Aid Str Ser C	5.00%	2/1/2024	AAA	500	528,535
Total					6,102,749

Healthcare 11.74%
Bemidji MN Hlthcare Fac North
Country Hlth Svcs(17)	5.00%	9/1/2024	AA	500	519,950
Breckenridge MN Rev
Catholic Health Initiatives A	5.00%	5/1/2030	AA	500	510,425

See Notes to Schedule of Investments.

1

Duluth MN Economic Dev
Benedictine Hlth Sys St Marys	5.25%	2/15/2028	A-	$1,000	$1,025,420
Duluth MN Economic Dev
Benedictine Hlth Sys St Marys	5.25%	2/15/2033	A-	1,000	1,019,530
Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)	5.30%	9/15/2028	A	400	403,168
Minneapolis MN Hlthcare Sys Rev(16)	5.00%	5/15/2021	AAA	250	267,000
MN Agric & Econ Dev Bd Rev
Hlthcare Fairview Hosp Ser A(16)	5.50%	11/15/2017	AAA	220	239,895
Rochester MN Hlthcare Fac Rev(15)(16)	5.50%	11/15/2027	AAA	500	543,845
St Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(9)(13)	5.30%	11/20/2022	AAA	50	51,979
Total					4,581,212

Housing 14.83%
Crow Wing Cnty MN Hsg Ser A GTD(16)	4.90%	1/1/2034	Aaa	490	498,555
Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(14)	5.85%	10/1/2030	AAA	131	134,800
Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A	5.25%	2/1/2028	A3	300	302,244
Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(9)(13)	6.10%	7/20/2020	Aaa	1,000	1,073,320
Minneapolis MN Multi Fam Rev
Hsg East Phillips AMT(13)	5.25%	8/20/2044	Aaa	300	303,717
MN St Hsg Fin Agy Residential
Hsg Fin Ser F AMT	5.40%	7/1/2030	AA+	1,405	1,431,906
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT	5.85%	7/1/2019	AA+	85	86,225
MN St Hsg Fin Agy Sing Fam
Mtg Ser D AMT	6.40%	7/1/2015	AA+	65	66,333
MN St Hsg Fin Agy Sing Fam
Mtg Ser E	5.90%	7/1/2025	AA+	130	132,664
MN St Hsg Fin Agy Sing Fam
Mtg Ser G AMT	6.25%	7/1/2026	AA+	45	46,142
Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(11)	5.75%	1/1/2023	Aaa	250	260,313
Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)	5.60%	2/1/2019	Aaa	80	83,028
St Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(9)	6.15%	12/1/2016	Aa2	100	103,446

See Notes to Schedule of Investments.

2

St Paul MN Hsg & Redev Auth
Multi Fam Hsg Rev Selby AMT(9)(13)	5.50%	9/20/2044	Aaa	$750	$764,482
St Paul MN Port Auth Hsg
Burlington Apt(13)	5.35%	5/1/2031	AAA	500	502,875
Total					5,790,050

Lease 3.69%
Olmsted Cnty MN Hsg & Redev	5.00%	2/1/2023	AAA	275	288,769
Rochester MN Indpt Sch Dist
No 535 COP(5)(12)	5.125%	2/1/2020	AAA	85	90,911
St Paul MN Port Auth Lease
Rev Office Bldg	5.25%	12/1/2027	AA+	1,000	1,061,680
Total					1,441,360

Miscellaneous 4.06%
Bemidji MN Lease Rev MN St
Bureau Crim Appreh(16)	5.80%	12/1/2021	Aaa	460	508,728
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(16)	5.50%	1/1/2032	Aaa	560	585,743
MN St Retirement Sys Bldg Rev	6.00%	6/1/2030	AAA	250	285,017
St Cloud MN COP	5.90%	12/1/2017	A+	200	204,812
Total					1,584,300

Power 9.16%
Chaska MN Elec Rev Ser A	6.00%	10/1/2025	A3	250	273,518
Puerto Rico Elec Pwr Auth Rev
Ser DD(12)	4.50%	7/1/2019	AAA	95	97,555
Rochester MN Elec Util Rev(2)(5)(18)	5.25%	12/1/2030	AAA	1,000	1,044,800
South MN Muni Pwr Agy Supply
Sys Rev Ser A(16)	5.00%	1/1/2013	AAA	1,000	1,110,370
Western MN Muni Pwr Agy(16)	5.00%	1/1/2026	Aaa	400	418,484
Western MN Muni Pwr Agy Pj Ser A(2)	5.50%	1/1/2016	Aaa	565	628,800
Total					3,573,527

Pre-Refunded 7.78%
Minneapolis & St Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(12)	5.70%	8/15/2016	AAA	150	156,381
Minneapolis MN Spl Sch Dist
No 001 COP(5)	5.75%	2/1/2015	AAA	100	110,081
Minneapolis MN Spl Sch Dist
No 001 COP(5)	5.75%	2/1/2017	AAA	1,120	1,232,907

See Notes to Schedule of Investments.

3

MN Pub Fac Auth Wtr Poll Ctrl
Rev Ser A	6.25%	3/1/2016	AAA	$100	$100,686
MN St	5.25%	8/1/2014	AAA	265	269,980
MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J	5.55%	3/1/2017	Aa3	260	275,236
Puerto Rico Comwlth Pub Impt(15)(16)	5.00%	7/1/2028	AAA	325	356,798
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.75%	8/1/2030	BBB+	500	534,705
Total					3,036,774

Transportation 10.76%
Minneapolis & St Paul MN Met
Comm Arpt Rev Sub Ser C(11)	5.25%	1/1/2026	AAA	2,000	2,105,840
Minneapolis & St Paul MN Met
Sub Ser A(16)	5.00%	1/1/2023	AAA	1,000	1,051,730
St Paul MN Port Auth Lease
Rev Office Bldg at Robnert St 3-11	5.00%	12/1/2027	AA+	1,000	1,042,280
Total					4,199,850

Water/Sewer 5.15%
MN Pub Facs Auth Ser A	4.40%	3/1/2024	AAA	2,000	2,010,380
Total Investments in Municipal Bonds 97.33% (Cost $36,192,942)					37,990,542
Cash and Other Assets in Excess of Liabilities 2.67%					1,042,833
Net Assets 100.00%					39,033,375

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

MISSOURI TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 98.40%

Education 11.37%
Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(16)	5.85%	3/1/2020	Aaa	$1,000	$1,127,510
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2031	AA	3,000	3,088,230
Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(11)	5.00%	7/1/2021	Aaa	1,000	1,055,480
Mehville MO Sch Dist No R9 MO
Cap Impt COP(12)	5.25%	9/1/2013	AAA	1,000	1,123,010
MO St Hlth & Ed Fac Auth Ref
Washington Univ Ser B	5.00%	3/1/2030	AAA	1,800	1,840,050
MO St Hlth & Ed Fac Auth Rev
Edl Facs Washington Univ	5.00%	2/15/2033	AAA	1,800	1,846,980
MO St Hlth & Ed Fac Auth
Washington Univ Ser A	4.75%	11/15/2037	AAA	2,050	2,054,038
MO St Hlth & Ed Fac Auth
Webster Univ(16)	5.25%	4/1/2021	Aaa	2,000	2,155,020
Puerto Rico Comwlth Pub Impt
Rites PA 1280 RIBs	8.05%	7/1/2034	AA+	2,000	2,057,320
University MO Univ Rev Ref
Sys Facs Ser B(15)(16)	5.00%	11/1/2027	AAA	1,500	1,552,455
Total					17,900,093

General Obligation 21.83%
Belton MO Sch Dist No 124 MO
Direct Deposit Prog(12)	6.00%	3/1/2020	AAA	1,770	2,016,366
Franklin Cnty MO Reorg Sch
Dist No R-XV	6.00%	3/1/2020	AA+	390	443,290
Hazelwood MO Sch Dist Impt MO
Direct Deposit PG	5.25%	3/1/2020	AA+	630	695,841
Missouri St Ref State Wtr
Pollution Ctl-A	5.00%	8/1/2007	AAA	5,000	5,339,100
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2025	A-	3,000	3,107,760
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2034	A-	2,500	2,535,825
Puerto Rico Comwlth Pub Impt Ser A(15)(16)	5.50%	7/1/2029	AAA	1,000	1,170,530
Puerto Rico Comwlth Pub Impt Ser B(11)	5.50%	7/1/2011	AAA	3,985	4,553,301

See Notes to Schedule of Investments.

1

Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A	5.125%	7/1/2031	A-		$2,385	$2,429,099
Puerto Rico Muni Fin Agy Ser A(12)	5.75%	8/1/2012	AAA		4,500	5,097,240
Springfield MO Sch Dist No
R12 Direct Deposit Prog	5.85%	3/1/2020	AA+		500	563,755
St Louis Cnty MO Pkwy Sch Ser A	5.00%	3/1/2024	AA+		3,320	3,509,638
St Louis Cnty MO Sch Dist No
R-8 Lindbergh(16)	Zero Coupon	3/1/2018	AAA		2,080	1,171,768
St Louis MO Pub Safety(11)	5.125%	2/15/2018	AAA		270	291,289
University City MO Sch Dist(16)	10.00%	2/15/2008	AAA		1,175	1,428,060
Total						34,352,862

Healthcare 11.49%
Cape Girardeau Cnty MO Ind
Dev Auth Hlth Care Facs Rev	5.75%	6/1/2032	A-(b	)	1,600	1,654,416
Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(12)	5.625%	3/1/2012	AAA		2,170	2,283,729
Joplin MO Indl Dev Auth
Hlthfacs Rev Freeman Hlth	5.75%	2/15/2035	BBB+		2,500	2,631,450
MO St Hlth & Ed Fac Auth BJC Hlth	5.25%	5/15/2032	AA		5,000	5,163,600
MO St Hlth & Ed Fac Auth Rev(2)	5.25%	6/1/2028	AAA		5,000	5,253,000
MO St Hlth & Ed Fac Auth
Rites PA 1049 RIBs(2)	13.109%	6/1/2010	Aaa(b	)	855	1,093,494
Total						18,079,689

Housing 4.06%
MO St Dev Fin Brd Multi Fam
Rev Quality Hill Pj Ser A(17)	5.60%	9/15/2028	AA		2,115	2,154,868
MO St Dev Fin Brd Solid Waste
Disp Rev P & G Paper Pj AMT	5.20%	3/15/2029	AA-		1,000	1,071,740
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(7)(9)(13)	6.22%	3/1/2026	AAA		1,630	1,666,153
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(14)	5.375%	9/1/2022	AAA		1,135	1,164,033
MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(14)	Zero Coupon	3/1/2029	AAA		1,275	332,686
Total						6,389,480

Lease 6.52%
Gladstone MO Ser A COP(2)	5.35%	6/15/2016	Aaa		1,095	1,193,474

See Notes to Schedule of Investments.

2

Grandview MO COP(11)	5.00%	1/1/2027	Aaa	$1,700	$1,768,068
Kansas City MO Sch Dist Bldg
Ref Elem Sch Pj Ser B(11)	5.00%	2/1/2012	Aaa	1,090	1,204,559
MO Dev Fin Bd Cultural Facs
Nelson Gallery Fndtn Ser A(16)	5.00%	12/1/2030	AAA	3,300	3,400,815
MO St Regl Convtn & Sports
Complex Auth Ref Convtn(2)	5.25%	8/15/2016	AAA	2,405	2,692,710
Total					10,259,626

Miscellaneous 11.99%
BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Pj B(12)	5.00%	10/1/2032	AAA	2,500	2,580,200
Kansas City MO Muni Assistance
Corp Rev Leasehold Ser 2001A(2)	5.00%	3/1/2019	AAA	1,500	1,597,035
Kansas City MO Muni
Assistance Corp Rev Ser A	5.125%	3/1/2019	A2	1,100	1,162,282
Kansas City MO Muni
Assistance Leasehold Bartle(16)	5.00%	4/15/2020	AAA	1,500	1,563,675
MO Dev Fin Brd Cultural Facs
Nelson Gallery(16)	5.25%	12/1/2013	AAA	2,305	2,571,435
MO St Bonne Terre Prison Pj
Ser A COP(2)	5.15%	6/1/2018	AAA	1,015	1,095,266
MO St Dev Fin Brd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)	5.875%	4/1/2020	Aaa	1,000	1,116,540
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD	5.25%	7/1/2033	A-	2,500	2,604,275
Puerto Rico Pub Bldgs Auth
Rev Ref Govt Facs Ser C GTD	5.75%	7/1/2018	A-	1,000	1,166,260
St Louis MO Ind Dev Auth Rev
Convtn Ctr Hotel(2)	Zero Coupon	7/15/2020	AAA	2,000	963,380
St Louis MO Muni Fin Corp
Lease Carnahan Courthouse Ser A(11)	5.125%	2/15/2027	Aaa	1,500	1,573,185
St Louis MO Mun Fin Corp
Lease Impt City Justice Ctr Ser A(2)	6.00%	2/15/2020	Aaa	760	869,516
Total					18,863,049

Power 0.98%
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A-	1,500	1,548,435

Pre-Refunded 14.52%
Boone Cnty MO Reorg Sch Dist
No R-6	6.00%	3/1/2020	AA+	500	565,015

See Notes to Schedule of Investments.

3

Kansas City MO Indl Dev Auth
Ewing Marion Kauffman	5.70%	4/1/2027	AAA	$2,200	$2,364,736
MO Sch Brds Assoc Lease Partn
NIXA Reorg Sch Dist R-2(17)	5.40%	3/1/2020	AA	850	947,402
MO St Envr Impt & Enrg St
Revolving FD-D	5.90%	1/1/2019	Aaa	1,860	1,947,215
MO St Envr Impt & Enrg St
Revolving FD-E	5.625%	7/1/2016	Aaa	630	674,018
MO St Hlth & Ed Fac Auth
Washington Univ Ser A	6.00%	3/1/2030	Aaa	850	985,728
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	3,050	3,596,011
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	1,210	1,359,822
Puerto Rico Comwlth Ser A ETM	5.50%	10/1/2040	AAA	2,700	2,941,677
St Louis Cnty MO Pattonville
No R-3 Sch Dist(11)	6.00%	3/1/2019	AAA	845	979,930
St Louis MO Mun Fin Corp
Lease Rev City Justice Ctr Ser A(2)	6.00%	2/15/2019	AAA	3,500	3,717,840
St Louis MO Pkg Fac Rev ETM(16)	5.375%	12/15/2021	AAA	10	10,536
St Louis MO Sch Dist(11)	6.00%	4/1/2012	AAA	575	580,555
University MO Univ Rev Sys Facs	5.80%	11/1/2027	AA	1,975	2,177,279
Total					22,847,764

Resource Recovery 1.68%
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving B	7.20%	7/1/2016	Aaa	1,085	1,126,056
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving D	5.625%	7/1/2016	Aaa	220	232,340
MO St Envr Impt & Enrg
Unrefunded Bal St Revolving E	5.90%	1/1/2019	Aaa	240	250,553
St Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT	5.875%	11/1/2026	A+	1,005	1,031,251
Total					2,640,200

Transportation 9.40%
Columbia MO Spl Oblig Cap Impt	5.50%	2/1/2016	AA-	330	340,511
MO St Hwy & Trans Comm St Rd
Rev Ser A	5.00%	2/1/2022	AA	1,970	2,081,561
MO St Hwy & Trans Comm St Rd
Rev Ser A	5.25%	2/1/2020	AA	1,830	1,990,217
Puerto Rico Comwlth Hwy &
Trans Auth Rev Ser G	5.00%	7/1/2042	A	2,000	2,017,880

See Notes to Schedule of Investments.

4

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		$500	$538,880
Puerto Rico Comwlth Hwy & Transn
Auth Rev Ref Rites PA 1052 RIBs	8.554%	1/1/2010	A	(a)	2,500	3,000,300
St Louis MO Arpt Rev Airport
Dev Prog Ser A(16)	5.25%	7/1/2031	AAA		2,000	2,081,300
St Louis MO Arpt Rev Airport Ser A(16)	5.125%	7/1/2022	AAA		2,000	2,105,280
St Louis MO Arpt Rev Lambert
Int’l Ser B AMT(11)	5.25%	7/1/2027	AAA		625	639,287
Total						14,795,216

Water/Sewer 4.56%
Metropolitan St Louis MO Swr
Dist Wastewtr Sys Rev Ser A(16)	5.00%	5/1/2034	AAA		3,900	4,028,895
St Charles Cnty MO Pub Wtr
Supply Dist No 2 COP(16)	5.125%	12/1/2027	Aaa		3,000	3,142,740
Total						7,171,635

Total Investments in Municipal Bonds 98.40% (Cost $147,185,473)						154,848,049
Cash and Other Assets in Excess of Liabilities 1.60%						2,519,674
Net Assets 100.00%						$157,367,723

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

NEW JERSEY TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 99.09%

Education 16.45%
Higher Ed Stud Assist Auth NJ
Stud Loan Rev Ser A AMT(16)	6.15%	6/1/2019	AAA	$735	$747,804
NJ St Ed Fac Auth Rev
Princeton Ser H	5.25%	7/1/2022	AAA	2,560	2,762,061
NJ St Ed Fac Auth Rev
Princeton Ser H	5.25%	7/1/2026	AAA	2,350	2,493,468
NJ St Ed Fac Auth Rev
Princeton Ser H	5.375%	7/1/2024	AAA	2,550	2,747,293
NJ St Ed Fac Auth Rev William
Paterson Ser E(19)	5.00%	7/1/2027	AAA	2,500	2,588,350
NJ St Ed Facs Auth Rev Kean
Univ Ser D(11)	5.00%	7/1/2033	AAA	2,500	2,578,475
NJ St Ed Facs Auth Rev
Princeton Theological Seminary	5.00%	7/1/2026	AAA	2,500	2,610,700
NJ St Ed Facs Auth Rev Ser I Rowan(11)	5.125%	7/1/2030	AAA	2,650	2,771,476
Puerto Rico Comwlth
Rites PA 1280 RIBs	8.05%	7/1/2034	AA+	2,000	2,057,320
Rutgers St Univ NJ COP(2)	5.00%	1/1/2024	AAA	800	841,992
Rutgers St Univ NJ Ser A	5.20%	5/1/2027	AA	750	775,725
Total					22,974,664

General Obligation 13.59%
Chathams Dist NJ Brd Ed(16)	5.00%	1/15/2019	Aaa	1,020	1,078,619
Chathams Dist NJ Brd Ed(16)	5.125%	1/15/2024	Aaa	595	625,649
Chathams Dist NJ Brd Ed(16)	5.25%	1/15/2026	Aaa	1,500	1,595,400
Millburn Twp NJ Sch Dist	5.35%	7/15/2018	Aa1	1,050	1,225,749
Millburn Twp NJ Sch Dist	5.35%	7/15/2019	Aa1	250	290,518
Montville Twp NJ Fire Dist No 23	5.25%	7/15/2016	A2	410	452,648
Morristown NJ(12)	6.50%	8/1/2019	AAA	3,440	3,592,323
NJ St Var Purp Ref Ser J(15)(16)	5.00%	7/15/2009	AAA	1,200	1,317,420
Ocean Cnty NJ Gen Impt	5.125%	9/1/2020	Aa1	1,800	1,931,958
Pohatcong Twp NJ Sch Dist *(12)	5.25%	7/15/2026	AAA	1,335	1,503,824
Puerto Rico Comwlth(5)(12)	4.50%	7/1/2023	AAA	1,000	1,016,040
Puerto Rico Comwlth
Pub Impt Ser A	5.00%	7/1/2025	A-	1,000	1,035,920

See Notes to Schedule of Investments.

1

Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	A-	$1,220	$1,242,558
Washington Twp NJ Brd Ed(11)	5.00%	1/1/2027	Aaa	2,000	2,070,300
Total					18,978,926

Healthcare 10.31%
NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj	6.00%	6/1/2025	A+	1,000	1,117,850
NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(12)	6.25%	7/1/2012	AAA	1,370	1,400,962
NJ Hlthcare Fac Fin Auth Rev
Mtg Englewood Hosp(9)(16)	5.25%	8/1/2013	AAA	1,445	1,614,946
NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp	5.75%	7/1/2031	A	3,500	3,754,590
NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(9)	6.50%	2/1/2022	AAA	765	767,762
NJ Hlthcare Facs Cap Hlth Sys
Oblic Grp Ser A	5.375%	7/1/2033	Baa1	2,000	2,037,500
NJ Hlthcare Facs Fin Auth Rev
St. Clare’s Hosp Ser A(17)	4.75%	7/1/2025	AA	1,100	1,091,453
Puerto Rico Ind Tourist Ed &
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	415	466,946
Puerto Rico Ind Tourist Ed &
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,119,590
Puerto Rico Ind Tourist Ed
Mutuo Oblig Grp Ser A(16)	6.25%	7/1/2024	AAA	1,000	1,024,410
Total					14,396,009

Housing 0.12%
Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(13)	6.50%	3/1/2025	AAA	165	168,543

Industrial 5.55%
NJ Eco Dev Auth Amer Wtr Co.,
Inc. Ser B AMT(11)	5.375%	5/1/2032	AAA	5,000	5,183,150
NJ Eco Dev Auth Middlesex Wtr
Co Pj AMT(16)	5.35%	2/1/2038	AAA	2,500	2,572,475
Total					7,755,625

Lease 2.20%
Morris-Union Jointure Commn
NJ COP(17)	5.00%	5/1/2027	AA	1,000	1,018,510
Rutgers St Univ NJ COP(2)	5.00%	1/1/2038	AAA	2,000	2,050,940
Total					3,069,450

See Notes to Schedule of Investments.

2

Miscellaneous 7.26%
Carteret NJ Brd Ed COP *(16)	5.75%	1/15/2030	Aaa	$80	$88,670
Carteret NJ Brd Ed COP *(16)	6.00%	1/15/2024	Aaa	430	493,051
Casino Reinvestment Dev Ath
NJ Ser A(12)	5.25%	10/1/2015	AAA	100	106,630
Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)	5.625%	9/1/2019	Aaa	100	110,995
Middlesex Cnty NJ Impt Auth
Cnty Gtd Open Space Tr Fd GTD	5.25%	9/15/2022	AAA	1,910	2,101,439
Monmouth Cnty NJ Impt Auth
Rev Unrefunded Bal Govtl Ln(16)	6.40%	12/1/2009	AAA	195	199,906
New Jersey Eco Dev Auth Rev
Motor Vehicle Sur Rev Ser A(16)	5.00%	7/1/2034	AAA	585	602,825
New Jersey Eco Dev Auth Rev
Mun Rehab(2)	5.00%	4/1/2028	AAA	1,130	1,170,036
NJ Envr Infra Ser 2004A	5.25%	9/1/2020	AAA	2,000	2,163,460
North Bergen Twp NJ Brd Ed COP(12)	6.125%	12/15/2022	Aaa	1,185	1,389,495
Puerto Rico Pub Bldgs Auth
Rev Govt Facs Ser I GTD	5.25%	7/1/2033	A-	1,250	1,302,138
Rahway NJ COP *(16)	5.625%	2/15/2020	Aaa	365	405,504
Total					10,134,149

Power 4.47%
Brick Twp NJ Mun Util Auth(11)	5.00%	12/1/2025	Aaa	2,000	2,098,380
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)	5.00%	7/1/2032	AAA	3,000	3,111,270
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A-	1,000	1,032,290
Total					6,241,940

Pre-Refunded 18.57%
Essex Cnty NJ Impt Auth Rev
Orange Muni Util & Lease(16)	6.80%	7/1/2014	AAA	1,710	1,784,197
LaFayette Yard NJ Cmnty Dev GTD(16)	5.625%	4/1/2021	Aaa	200	229,284
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	1,000	1,179,020
New Jersey St Hwy Auth Garden
St Pkwy Gen Rev(11)	5.75%	1/1/2015	AAA	200	229,234
NJ Bldg Auth St Bldg Rev	5.375%	6/15/2019	A+	450	501,485

See Notes to Schedule of Investments.

3

NJ Bldg Auth St Bldg Ser A(12)	5.25%	12/15/2019	AAA	$1,000	$1,136,030
NJ St	5.50%	7/15/2011	AA-	1,960	2,081,559
NJ St Ed Fac Auth Rev
Princeton Ser B	5.125%	7/1/2019	AAA	355	393,063
NJ St Ed Fac Auth Rev
Princeton Ser H	5.25%	7/1/2017	AAA	700	784,049
NJ St Transn Tr Fd Auth
Transn Sys Ser B	6.00%	6/15/2019	AAA	6,500	7,518,615
NJ St Transn Tr Fd Transn Sys B(16)	6.00%	12/15/2014	AAA	1,000	1,175,820
Pohatcong Twp NJ Sch Dist(12)	5.95%	7/15/2023	AAA	650	699,400
Pohatcong Twp NJ Sch Dist(12)	5.95%	7/15/2026	AAA	250	269,000
Puerto Rico Comwlth Pub Impt	6.00%	7/1/2029	A-	1,500	1,543,665
Puerto Rico Comwlth Hwy
Transn Auth Rev Ser B	6.00%	7/1/2026	A	1,000	1,029,610
Puerto Rico Comwlth Hwy
Transn Auth Ser B(15)(16)	6.00%	7/1/2026	AAA	3,015	3,105,028
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	620	696,768
South Brunswick Twp NJ(11)	5.625%	12/1/2023	AAA	45	51,052
Summit NJ	5.70%	6/1/2020	AAA	325	366,964
Trenton NJ Pkg Auth Pkg Rev GTD(11)	6.00%	4/1/2017	Aaa	1,000	1,155,930
Total					25,929,773

Transportation 19.67%
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(12)	5.10%	1/1/2021	AAA	1,435	1,546,729
Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(12)	5.20%	1/1/2025	AAA	1,700	1,817,963
Delaware River Port Auth PA &
NJ Rev(11)	5.50%	1/1/2026	AAA	1,000	1,050,360
New Jersey St Tpk Auth Rev
Rols RR II R 323 RIBs(2)	7.882%	1/1/2035	Aaa	2,000	2,065,240
New Jersey St Tpk Auth Rev Ser A	5.50%	1/1/2027	A	3,000	3,187,740
New Jersey St Tpk Auth Rev Ser A(16)	5.50%	1/1/2030	AAA	1,500	1,621,965
Port Auth NY & NJ(12)	5.00%	4/15/2032	AAA	4,725	4,891,367
Port Auth NY & NJ Cons 109th Ser	5.375%	1/15/2032	AA-	500	519,290
Port Auth NY & NJ Cons 119th
Ser AMT(11)	5.50%	9/15/2019	AAA	150	158,004

See Notes to Schedule of Investments.

4

Port Auth NY & NJ Cons 125th Ser(12)	5.00%	10/15/2027	AAA		$5,000	$5,224,400
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G	5.00%	7/1/2042	A		1,000	1,008,940
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		500	538,880
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA1052 RIBs	8.554%	1/1/2010	A	(a)	2,750	3,300,330
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(5)(12)	9.70%	7/1/2026	Aaa		500	529,860
Total						27,461,068

Water/Sewer 0.90%
North Hudson Swr Auth NJ Rev Ser C(16)	5.00%	8/1/2022	Aaa		1,025	1,071,637
Ocean Twp NJ Swr Auth Ref Ser B(11)	5.25%	12/1/2011	Aaa		170	191,770
Total						1,263,407
Total Municipal Bonds (Cost $129,644,217)						138,373,554

					Shares (000)
SHORT-TERM INVESTMENT 0.00%
Money Market Mutual Fund 0.00%
Dreyfus NJ Cash Management (Cost $231)					—	231
Total Investments in Securities 99.09% (Cost $129,644,448)						138,373,785
Cash and Other Assets in Excess of Liabilities 0.91%						1,266,496
Net Assets 100.00%						$139,640,281

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

NEW YORK TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 99.55%

Education 10.29%
Albany Cnty NY Indl Dev Agy
Albany College of Pharmacy A	5.625%	12/1/2034	BBB-	$700	$727,713
Erie Cnty NY Indl Dev Agy
City Sch Dist Buffalo Pj(12)	5.75%	5/1/2026	AAA	1,000	1,133,330
Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(16)	5.80%	7/1/2015	AAA	750	801,668
New York NY City Indl Dev Agy
NY Institute of Tech(16)	5.25%	3/1/2023	AAA	100	108,693
New York NY City Indl Dev Agy
St Francis College Pj	4.50%	10/1/2024	A-	1,000	992,180
NY St Dorm Auth Lease Rev Court Fac	Zero Coupon	8/1/2021	AA+	3,600	1,735,956
NY St Dorm Auth Rev 4201
Schools Program	6.25%	7/1/2020	AA-	1,685	1,955,055
NY St Dorm Auth Rev Colgate Univ(16)	6.00%	7/1/2016	AAA	1,000	1,208,450
NY St Dorm Auth Rev New York
Univ Ser A(2)	5.75%	7/1/2015	AAA	2,000	2,361,380
NY St Dorm Auth Rev Pace Univ(16)	6.00%	7/1/2029	AAA	1,610	1,832,228
NY St Dorm Auth Rev Pratt
Institute(17)	6.00%	7/1/2024	AA	1,000	1,118,800
NY St Dorm Auth Rev Pratt
Institute(17)	6.00%	7/1/2028	AA	2,000	2,223,460
NY St Dorm Auth Rev Spl Act
Sch Dist Pj(16)	6.00%	7/1/2016	AAA	1,400	1,454,124
NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A(12)	6.00%	7/1/2015	AAA	300	345,315
NY St Dorm Auth Revs New York
Univ A(11)	5.00%	7/1/2034	AAA	3,125	3,227,500
NY St Dorm Auth Revs Upstate
Cmnty Colleges	5.125%	7/1/2021	AA-	1,000	1,071,770
NY St Dorm Auth Revs Upstate
Cmnty Colleges	5.125%	7/1/2022	AA-	1,000	1,066,130
Rensselaer Cnty NY Ind Dev
Polytech Inst Ser B(2)(5)(18)	5.50%	8/1/2022	AAA	200	219,000
Schenectady NY Ind Dev Agy
Civic Fac Rev Union College(2)	5.625%	7/1/2031	Aaa	1,500	1,652,220
St Lawrence Cnty NY Ind Civic
Fac Rev Clarkson Univ Pj	5.125%	7/1/2021	A3	250	260,835
Total					25,495,807

See Notes to Schedule of Investments.

1

General Obligation 9.72%
Erie Cnty NY Indl Dev Agy Sch
Fac Rev City of Buffalo Pj(12)	5.75%	5/1/2023	AAA	$1,250	$1,416,400
New York NY	5.25%	8/15/2026	A	2,500	2,644,875
New York NY	5.625%	3/15/2020	A	1,000	1,095,420
New York NY Ref Ser B	5.75%	8/1/2016	A	1,000	1,118,870
New York NY Ser C(12)	5.75%	3/15/2027	AAA	5,000	5,598,400
New York NY Ser E	5.25%	8/1/2014	A	1,000	1,096,010
New York NY Ser J	5.50%	6/1/2022	A	5,095	5,537,246
Puerto Rico Comwlth Pub Impt	5.25%	7/1/2018	A-	2,000	2,229,880
Puerto Rico Comwlth Unrefunded
Bal Pub Impt Ser A	5.375%	7/1/2028	A-	1,090	1,146,277
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2024	A-	1,500	1,586,235
Puerto Rico Comwlth
Unrefunded Pub Impt(15)(16)	5.00%	7/1/2028	AAA	605	621,619
Total					24,091,232

Healthcare 6.36%
Cortland Cnty NY Ind Dev Agy
Cortland Mem Hosp Pj(17)	5.625%	7/1/2024	AA	1,750	1,912,190
New York NY City Hlth & Hosp
Corp Rev Hlth Sys Ser A(2)	5.25%	2/15/2022	AAA	3,000	3,242,340
New York NY City Ind Dev Agy
Rev Harbor House Pj A(13)	5.875%	5/20/2044	AA+	610	682,175
NY St Dorm Auth Rev Insd NY
St Rehab Assn Ser A(2)	5.50%	7/1/2016	AAA	935	1,048,920
NY St Dorm Auth Rev Lenox
Hill Hosp Oblig Group	5.375%	7/1/2020	Baa2	1,000	1,033,270
NY St Dorm Auth Rev Mental
Hlth Svc Fac(15)(16)	6.00%	8/15/2012	AAA	1,460	1,707,280
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)	5.40%	2/1/2031	AAA	300	317,055
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)	5.50%	8/1/2030	AAA	1,000	1,074,980
NY St Dorm Auth Rev Mtg
Nursing Home A(9)(16)	5.50%	8/1/2038	AAA	1,000	1,073,950
NY St Dorm Auth Rev Ref NY St
Dept of Hlth	5.25%	7/1/2023	AA-	1,000	1,061,370

See Notes to Schedule of Investments.

2

NY St Dorm Auth Rev
Unrefunded Mental D(15)(16)	6.00%	8/15/2021	AAA	$150	$163,052
NY St Dorm Auth Rev
Unrefunded Mental Hlth Svcs(16)	6.00%	2/15/2025	AAA	115	128,800
NY St Dorm Auth Rev
Unrefunded Mental Hlth Svcs B(16)	6.00%	2/15/2030	AAA	115	128,116
NY St Dorm Auth Rev Utd
Cerebral Palsy Aff No 1-A(2)	5.75%	7/1/2018	AAA	1,000	1,138,510
NY St Dorm Auth Revs
Hosp Albany A 1(9)(12)	5.00%	8/15/2025	AAA	1,000	1,044,970
Total					15,756,978

Housing 3.65%
New York City Hsg Dev
Corp Ser B-2 AMT	5.30%	5/1/2036	AA	2,000	2,059,140
New York City Hsg Dev Corp
Multi Fam Hsg Rev Ser A AMT	5.50%	11/1/2034	AA	1,500	1,542,615
NY St Dorm Auth Lease Rev Court Fac	Zero Coupon	8/1/2022	AA+	260	117,931
NY St Dorm Auth Lease Rev
Court Facs Ser A	5.50%	5/15/2020	A	1,180	1,293,256
NY St Dorm Auth Rev Insd
Jewish Brd Fam & Children(2)	5.00%	7/1/2023	AAA	500	527,580
NY St Dorm Auth Revs Ref Dept
of Hlth	5.00%	7/1/2022	AA-	1,000	1,048,500
NY St Dorm Auth Revs Ref Dept
of Hlth	5.00%	7/1/2023	AA-	1,000	1,042,980
NY St Dorm Auth Revs Upstate
Cmnty Colleges Ser B	5.25%	7/1/2021	AA-	1,000	1,085,550
NY St Mtg Agy Rev Hmownr Mtg Ser 70	5.40%	4/1/2022	Aa1	70	71,876
NY St Mtg Agy Rev Hmownr Mtg
Ser 111 AMT(16)	4.55%	4/1/2023	AAA	250	248,758
Total					9,038,186

Industrial 1.26%
Broome Cnty NY Indl Dev Agy
Univ Plaza Phase II Pj Ser B(1)	5.10%	8/1/2036	A	500	506,405
Broome Cnty NY Indl Dev Agy
Univ Plaza Phase III C(1)	4.75%	8/1/2025	A	200	198,436
New York NY City Indl Dev Agy
United Jewish Appeal Fed Pj A	5.00%	7/1/2027	Aa2	1,250	1,296,850

See Notes to Schedule of Investments.

3

NY Ind Dev Agy Pkg Royal
Charter Properties Inc(12)	5.75%	12/15/2029	AAA	$1,000	$1,113,900
Total					3,115,591

Lease 1.97%
NY St Urban Dev Corp Rev St Fac	5.70%	4/1/2020	AA-	4,150	4,881,147

Miscellaneous 2.68%
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2030	A	750	767,572
Broome Cnty NY Indl Dev Agy
Univ Plaza LLC Phase 1 Pj A(1)	5.20%	8/1/2036	A	1,000	1,020,370
New York City Transitional
Fin Auth Rev Ser A	5.00%	11/15/2026	AA+	730	759,295
New York City Transitional
Fin Auth Unrefunded Bal Fut Tax	5.50%	5/1/2025	AA+	550	599,165
New York NY City Tr Cultr Res
Rev Museum of American Art(1)	6.00%	7/1/2022	A	500	540,790
Puerto Rico Pub Bldg Auth
Rev Govt Fac GTD	5.00%	7/1/2026	A-	2,000	2,050,180
Puerto Rico Pub Bldg Auth
Rev Unrefunded Bal Govt Facs Ser D	5.25%	7/1/2027	A-	265	277,516
Puerto Rico Pub Fin Corp
Unrefunded Bal Comwlth Ser E	5.50%	8/1/2029	BBB+	585	616,099
Total					6,630,987

Power 4.89%
NY St Enrg Res & Dev Auth Gas
Fac Rev Bklyn Ser B RIBs AMT	11.673%	7/1/2026	A+	4,000	4,637,960
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN(16)	5.00%	7/1/2032	AAA	1,500	1,555,635
Puerto Rico Elec Pwr Auth Ref
Ser PP(11)	5.00%	7/1/2025	AAA	2,000	2,119,320
Puerto Rico Elec Pwr Auth Rev
Ser II	5.25%	7/1/2031	A-	3,625	3,789,031
Total					12,101,946

Pre-Refunded 37.05%
Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(11)	6.375%	12/1/2017	AAA	650	767,046
Bethlehem NY AMT(16)	7.20%	3/1/2022	AAA	1,080	1,110,348
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)	6.00%	7/1/2016	AAA	2,000	2,243,860

See Notes to Schedule of Investments.

4

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)	6.00%	7/1/2021	AAA	$5,000	$5,380,500
Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(11)	6.10%	7/1/2026	AAA	2,000	2,155,120
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(11)	4.75%	4/1/2028	AAA	2,500	2,758,750
Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(11)	6.00%	4/1/2030	AAA	3,800	4,402,566
Metropolitan Transn Auth NY
Svc Cntrct Trans Fac Ser O ETM	5.75%	7/1/2008	AAA	1,000	1,113,600
Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R	5.50%	7/1/2017	AAA	1,000	1,166,660
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	2,000	2,358,040
New York City NY Muni Wtr Fin
Wtr & Sew Sys Rev Ser B	6.00%	6/15/2033	AA+	3,360	3,924,547
New York City Transitional
Fin Auth Fut Tax 2004 Ser C	5.50%	5/1/2025	AA+	5	5,671
New York City Transitional
Fin Auth Rev Fut Tax 2nd Ser A	6.00%	8/15/2029	AAA	200	231,800
New York City Transitional
Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2024	AAA	950	1,107,472
New York City Transitional
Fin Auth Rev Fut Tax 2nd Ser B	6.00%	11/15/2029	AAA	2,000	2,331,520
New York City Transitional
Fin Fut Tax Secd C	5.50%	5/1/2025	AAA	445	503,744
New York NY Ser A(5)(11)(18)	6.00%	5/15/2030	AAA	5,000	5,652,700
NY St Dorm Auth Lease Rev St
Univ Dorm Facs Ser A	5.50%	5/15/2026	AA-	75	79,923
NY St Dorm Auth Lease St Univ	5.375%	7/1/2022	AA-	1,000	1,140,240
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A	6.00%	7/1/2030	AA-	3,500	4,092,305
NY St Dorm Auth Lease St Univ
Dorm Facs Ser A	6.25%	7/1/2020	AA-	1,250	1,473,838
NY St Dorm Auth Rev City Univ
Sys Cons 4th Gen A	5.50%	7/1/2023	AA-	1,215	1,392,123
NY St Dorm Auth Rev Mental D(15)(16)	6.00%	8/15/2021	AAA	850	932,484
NY St Dorm Auth Rev Mental
Hlth Svcs(16)	6.00%	2/15/2025	AAA	885	1,022,157
NY St Dorm Auth Rev Mental
Hlth Svcs B(16)	6.00%	2/15/2030	AAA	885	1,022,157
NY St Dorm Auth Rev Ser B(12)	5.75%	5/15/2017	AAA	395	455,593

See Notes to Schedule of Investments.

5

NY St Dorm Auth Rev Upstate
Cmnty Colleges Ser A	6.20%	7/1/2015	AAA	$1,000	$1,040,740
NY St Envr Fac Corp St Clean
Wtr & Drinking	6.00%	6/15/2019	AAA	80	91,599
NY St Urban Dev Corp Rev
Corrctl Facs Svc Contract C(2)	6.00%	1/1/2029	AAA	2,500	2,860,050
Puerto Rico Comwlth(16)	5.00%	7/1/2024	AAA	1,000	1,097,840
Puerto Rico Comwlth Pub Impt(15)(16)	5.00%	7/1/2028	AAA	1,130	1,240,559
Puerto Rico Comwlth	5.375%	7/1/2025	A-	1,640	1,761,721
Puerto Rico Comwlth(16)	5.75%	7/1/2026	AAA	3,000	3,403,290
Puerto Rico Comwlth	6.00%	7/1/2029	A-	2,000	2,058,220
Puerto Rico Comwlth Aqueduct
& Swr Auth Rev ETM	10.25%	7/1/2009	AAA	590	711,186
Puerto Rico Comwlth Hwy & Ser B(16)	5.875%	7/1/2035	AAA	265	308,174
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2026	A	1,000	1,063,200
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2026	A	6,000	6,177,660
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.50%	7/1/2027	A	2,000	2,383,360
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	555	631,845
Puerto Rico Comwlth Ser A	5.00%	7/1/2027	AAA	1,500	1,678,530
Puerto Rico Comwlth Ser A(11)	5.00%	7/1/2032	AAA	1,250	1,398,775
Puerto Rico Elec Pwr Auth Rev Ser X	5.50%	7/1/2025	A-	2,915	2,965,371
Puerto Rico Elec Pwr Auth Rev Ser X	6.00%	7/1/2015	A-	2,375	2,469,454
Puerto Rico Pub Bldg Auth
Rev Govt Facs Ser D GTD	5.25%	7/1/2027	A-	735	824,229
Puerto Rico Pub Fin Corp Approp E	5.50%	8/1/2029	BBB+	1,735	1,975,141
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.70%	8/1/2025	BBB+	2,000	2,269,400
Puerto Rico Pub Fin Corp
Comwlth Approp Ser E	5.75%	8/1/2030	BBB+	2,500	2,673,525
Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake	5.625%	7/1/2020	AA+	115	132,283
Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake	5.75%	7/1/2030	AA+	1,500	1,734,900
Total					91,775,816

See Notes to Schedule of Investments.

6

Resource Recovery 1.13%
NY St Envr Fac Poll Ctrl Rev
St Wtr Revolving Fd Ser A	7.50%	6/15/2012	AAA		$780	$782,566
NY St Envr Fac Poll Ctrl Rev
St Wtr Ser E	6.875%	6/15/2014	AAA		1,985	2,020,730
Total						2,803,296

Special Tax 0.78%
New York City Transn
Fin Unrefunded Fut Tax Secd C	5.00%	5/1/2029	AA+		1,905	1,939,995

Transportation 14.69%
New York NY City Transn Auth RIBs(2)	9.45%	1/1/2030	Aaa		5,000	6,544,900
Niagara NY Frontier Auth Arpt
Buffalo Niagara Intl Ser B(16)	5.50%	4/1/2019	AAA		690	755,274
Port Auth NY & NJ Cons 93rd Ser	6.125%	6/1/2094	AA-		7,500	8,850,375
Port Auth NY & NJ Cons 106th
Ser AMT	6.00%	7/1/2015	AA-		350	371,007
Port Auth NY & NJ Sp Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT	6.75%	10/1/2019	NR		2,970	3,098,601
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y	5.50%	7/1/2036	A		3,500	3,772,160
Puerto Rico Comwlth Hwy & Transn
Auth Rev Ref Rites PA1052 RIBs	8.554%	1/1/2010	A	(a)	2,000	2,400,240
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser G	5.00%	7/1/2033	A		605	614,196
Puerto Rico Comwlth Hwy &
Transn Auth Sub P R St Infra	5.00%	7/1/2028	A-		1,000	1,014,840
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.25%	7/1/2038	A		6,000	6,206,280
Puerto Rico Comwlth Hwy &
Transn Auth Transn Rev Ser D	5.75%	7/1/2041	A		2,000	2,200,120
Puerto Rico Comwlth Hwy &
Unrefunded Balance Ser B(16)	5.875%	7/1/2035	AAA		485	551,542
Total						36,379,535

Water/Sewer 5.08%
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(11)	5.75%	7/1/2021	AAA		500	534,080
Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(12)	6.00%	7/1/2029	AAA		500	565,130
New York City NY Muni Wtr Fin	5.50%	6/15/2033	AA+		3,585	3,867,247

See Notes to Schedule of Investments.

7

New York City NY Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser B(12)	5.00%	6/15/2036	AAA	$3,500	$3,599,365
New York City NY Muni Wtr Fin
Unrefunded Balance Ser B	6.00%	6/15/2033	AA+	1,470	1,688,089
NY St Envr Fac Corp St Clean
Wtr & Drinking	6.00%	6/15/2019	AAA	1,420	1,610,536
Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)	5.75%	4/1/2020	Aaa	650	733,154
Total					12,597,601
Total Municipal Bonds (Cost $228,881,862)					246,608,117

	Shares (000)

SHORT-TERM INVESTMENT 0.00%
Money Market Mutual Fund 0.00%
Dreyfus New York Muni Cash Management (Cost $1,235)	1	1,235
Total Investments in Securities 99.55% (Cost $228,883,097)		246,609,352
Cash and Other Assets in Excess of Liabilities 0.45%		1,120,123
Net Assets 100.00%		$247,729,475

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)

TEXAS TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 97.43%

Education 8.92%
Dallas TX Indpt Sch Dist Ref
Bldg Ser A PSF GTD	5.00%	8/15/2031	AAA	$2,000	$2,048,980
Fort Bend TX Indpt Sch Dist
Ref-Ser A PSF GTD	5.25%	8/15/2027	AAA	500	532,590
Houston TX Higher Ed Fin Corp
Rice Univ	5.375%	11/15/2029	AAA	1,000	1,057,490
Raven Hills TX Higher Ed
Corp Cardinal Vlg LLC Lamar Univ(16)	5.50%	8/1/2028	Aaa	1,000	1,083,750
Rockwall TX Indpt Sch Dist
Sch Bldg PSF GTD	5.25%	2/15/2029	AAA	2,000	2,107,840
Total					6,830,650

General Obligation 29.30%
Argyle TX Indpt Sch Dist Ref(12)	5.25%	8/15/2040	AAA	1,000	1,044,450
Azle TX Indpt Sch Dist Ser A
PSF GTD	6.00%	2/15/2022	Aaa	250	251,120
Blanco TX COP(19)	5.50%	8/15/2027	AAA	665	718,094
Dallas Cnty TX Ref & Impt Ser A	5.00%	8/15/2020	AAA	250	264,535
Dallas TX Indpt Sch Dist Ref
PSF GTD	5.00%	2/15/2021	AAA	300	318,015
Gregory Portland TX Indpt Sch
Dist PSF GTD	5.50%	8/15/2020	AAA	1,075	1,183,629
Katy TX Indpt Sch Dist Ltd
Tax PSF GTD	6.125%	2/15/2032	AAA	1,000	1,126,580
Laredo TX Indpt Sch Dist PSF GTD	5.25%	8/1/2024	AAA	1,000	1,057,290
Mansfield TX Indpt Sch Dist
PSF GTD	5.25%	2/15/2023	AAA	1,000	1,061,570
Pearland TX Indpt Sch Dist PSF GTD	5.125%	2/15/2022	AAA	1,500	1,566,795
Pflugerville TX Indpt Sch
Dist PSF GTD	5.00%	8/15/2026	AAA	1,000	1,028,270
Puerto Rico Comwlth
Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	A-	745	758,775
San Antonio TX Indpt Sch Dist
PSF GTD	5.50%	8/15/2024	AAA	1,000	1,087,110
Socorro TX Indpt Sch Dist Ref
PSF GTD	6.00%	2/15/2015	AAA	920	983,820
TX St Ser B RIBs	10.341%	9/30/2011	Aa1	5,500	7,320,940

See Notes to Schedule of Investments.

1

United Indpt Sch Dist TX PSF GTD	5.125%	8/15/2026	AAA	$1,000	$1,046,410
Webster TX Ctfs Oblig Ser A(12)	6.00%	3/1/2017	AAA	1,440	1,630,886
Total					22,448,289

Healthcare 5.20%
Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A	5.375%	2/15/2026	AA-	1,000	1,029,910
Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A	6.375%	6/1/2029	A	1,750	1,931,580
Puerto Rico Ind Tourist Ed
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2025	AA	910	1,023,905
Total					3,985,395

Industrial 14.23%
Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT	6.00%	9/1/2025	BBB	1,000	1,029,550
Orange Cnty TX Nav & Port Dist
Ind Dev Rev North Star Steel Pj	6.375%	2/1/2017	A+	2,400	2,537,592
Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line	7.375%	10/1/2020	AA+	5,500	7,336,120
Total					10,903,262

Lease 1.41%
Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(16)	5.25%	11/15/2021	AAA	1,000	1,078,040

Power 3.08%
Fort Bend Cnty TX Muni Util
Dist No 25(16)	6.00%	10/1/2028	AAA	2,170	2,362,522

Pre-Refunded 16.62%
Austin TX Arpt Sys Rev 2003
Prior Lien AMT(16)	6.125%	11/15/2025	AAA	415	437,099
Austin TX Indpt Sch Dist PSF GTD	5.75%	8/1/2015	AAA	500	527,590
Burleson TX Indpt Sch Dist PSF GTD	6.75%	8/1/2024	AAA	2,000	2,141,120
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	500	589,510
Pearland TX Indpt Sch Dist Bd
Ser A PSF GTD	5.875%	2/15/2019	AAA	1,000	1,137,270
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2031	A	1,980	2,309,591
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	380	427,051
Puerto Rico Comwlth Pub Impt RIBs(16)	9.20%	7/1/2026	Aaa	500	634,430

See Notes to Schedule of Investments.

2

San Antonio TX Indpt Sch Dist
PSF GTD	5.75%	8/15/2015	AAA	$1,000	$1,136,950
University TX Univ Rev Fin
Sys Ser A	5.375%	8/15/2017	AAA	3,030	3,395,872
Total					12,736,483

Resource Recovery 2.08%
Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev AMT	5.90%	4/1/2036	A+	1,500	1,596,945

Transportation 8.34%
Austin TX Arpt Sys Rev
Unrefunded Bal 2003 Prior A AMT(16)	6.125%	11/15/2025	AAA	2,085	2,187,332
Dallas Fort Worth TX Intl
Arpt Impt Jt Ser B AMT(12)	5.00%	11/1/2035	AAA	1,000	1,002,050
Houston TX Arpt Sys Rev Sub
Lien Ser B(12)	5.50%	7/1/2030	AAA	1,000	1,067,680
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C	6.00%	7/1/2029	A	1,000	1,125,190
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(5)(12)	9.70%	7/1/2026	Aaa	950	1,006,734
Total					6,388,986

Water/Sewer 8.25%
Dallas TX Wtr Wks & Swr Sys Rev Ref	5.00%	10/1/2012	AA+	750	810,945
El Paso TX Wtr & Swr Rev Ref
& Impt Ser A(12)	5.25%	3/1/2027	AAA	1,000	1,057,920
San Antonio TX Wtr Rev Ref Sys(12)	5.00%	5/15/2028	AAA	1,000	1,025,310
Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(11)	6.00%	8/1/2026	AAA	3,025	3,424,391
Total					6,318,566
Total Municipal Bonds (Cost $67,389,318)					74,649,138

				Shares (000)

SHORT-TERM INVESTMENT 2.73%
Money Market Mutual Fund 2.73%
Dreyfus Municipal Cash Management Plus (Cost $2,093,206)				2,093	2,093,206
Total Investments in Securities 100.16% (Cost $69,482,524)					76,742,344
Liabilities in Excess of Cash and Other Assets (0.16%)					(125,066)
Net Assets 100.00%					$76,617,278

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

WASHINGTON TAX-FREE FUND December 31, 2004

Investments	Interest Rate	Maturity Date	Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 99.45%

Education 14.35%
Central WA Univ Sys Rev(11)	5.00%	5/1/2034	Aaa	$1,000	$1,026,930
Univ WA Ed Resh Rev Roosevelt Pj(15)(16)	5.375%	6/1/2029	AAA	1,100	1,164,141
Univ WA Rev Student Fac Fee(12)	5.50%	6/1/2019	AAA	810	893,317
WA St Higher Ed Fac Auth Rev
Gonzaga Univ Pj(16)	4.75%	4/1/2022	AAA	1,000	1,014,010
WA St Higher Ed Fac Gonzaga Univ Pj(16)	5.125%	4/1/2034	AAA	2,080	2,167,651
Western WA Univ Rev
Unrefunded Bal Student Rec Fee(16)	5.00%	5/1/2033	AAA	630	641,945
Total					6,907,994

General Obligation 20.48%
Bremerton WA(2)	5.25%	12/1/2027	Aaa	1,440	1,530,806
King Cnty WA Pub Transn Sales Tax(16)	5.375%	6/1/2029	AAA	1,000	1,075,190
King Cnty WA Sch Dist No 405
Bellevue(11)	5.00%	12/1/2020	AAA	2,000	2,119,040
King Cnty WA Ser B	4.50%	1/1/2024	AA+	320	320,074
King Cnty WA Ser B(16)	5.00%	1/1/2030	AAA	1,000	1,023,040
Port Seattle WA Ser B AMT	5.75%	12/1/2025	AA+	750	806,153
Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)	5.125%	6/1/2024	AAA	750	839,287
Skagit Cnty WA Pub Hosp
Dist No 002(16)	5.25%	12/1/2026	Aaa	1,000	1,065,960
Spokane WA(2)	5.25%	12/1/2024	AAA	1,000	1,080,120
Total					9,859,670

Healthcare 2.33%
Puerto Rico Ind Tourist Ed &
Envr Ctrl Fac Hosp Ser A	6.125%	11/15/2030	AA	1,000	1,119,590

Housing 1.61%
Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(13)	7.00%	6/20/2035	AAA	741	772,796

Miscellaneous 5.62%
Bellevue WA Convtn Ctr Auth
Sp Oblig Rev(16)	Zero Coupon	2/1/2024	AAA	1,400	534,786
Puerto Rico Pub Bldg Auth
Rev Govt Facs Ser I GTD	5.375%	7/1/2034	A-	1,000	1,053,540

See Notes to Schedule of Investments.

1

Spokane WA Pub Fac Dist Hotel
Motel & Sales Use Tax(16)	5.75%	12/1/2028	AAA	$1,000	$1,118,070
Total					2,706,396

Power 12.30%
Chelan Cnty WA Pub Util Dist
No 1 Cons Rev Ser A AMT(16)	6.40%	7/1/2017	AAA	1,000	1,103,600
Clark Cnty WA Pub Util Dist
No 1 Rev(12)	5.125%	1/1/2020	AAA	400	423,100
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro	8.75%	9/1/2018	AA	350	404,950
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro 2 Tier Ser B(2)	8.75%	9/1/2006	AAA	1,315	1,394,939
Grant Cnty WA Pub Util Dist
No 002 Elec Rev Ser H(12)	5.00%	1/1/2022	AAA	1,000	1,044,240
Puerto Rico Elec Pwr Auth Pwr
Rev Ser NN	5.125%	7/1/2029	A-	1,500	1,548,435
Total					5,919,264

Pre-Refunded 25.53%
Douglas Cnty WA Pub Util Dist
No 1 Wells Hydro	8.75%	9/1/2018	AA	150	174,532
King Cnty WA Sch Dist No 414
Lake Washington(5)(12)	5.50%	12/1/2019	AAA	1,000	1,138,410
Muni Secs Trust Ctfs Ser 7005
Cl B RIBs ETM+	8.521%	10/1/2040	Aaa	1,000	1,179,020
Ocean Shores WA Wtr & Swr(12)	5.50%	12/1/2021	Aaa	1,000	1,140,930
Port Seattle WA Spl Fac Rev
Ser C AMT(16)	6.00%	9/1/2029	AAA	915	1,056,340
Puerto Rico Comwlth	6.00%	7/1/2029	A-	2,000	2,058,220
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2026	A	1,000	1,029,610
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B	6.00%	7/1/2031	A	1,000	1,166,460
Seattle WA Muni Lt & Pwr Rev Ser A(16)	5.625%	9/1/2015	AAA	720	751,450
Vancouver WA Ltd Tax(2)	5.50%	12/1/2025	AAA	1,255	1,428,705
Vancouver WA Wtr & Swr Rev(11)	6.00%	6/1/2020	AAA	1,000	1,141,530
Western WA Univ Rev Student Rec Fee(16)	5.00%	5/1/2033	AAA	20	22,263
Total					12,287,470

See Notes to Schedule of Investments.

2

Transportation 14.84%
Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(11)	5.25%	2/1/2021	AAA		$1,750	$1,978,498
Port Kalama WA Rev Ser B AMT	5.625%	12/1/2015	A3		400	412,536
Port Seattle WA Spl Fac Rev
Unrefunded Balance Ser C AMT(16)	6.00%	9/1/2029	AAA		1,085	1,195,572
Port Tacoma WA Ser A(2)	5.25%	12/1/2034	AAA		2,000	2,125,320
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites PA1052 RIBs	8.554%	1/1/2010	A	(a)	750	900,090
Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser 9 RIBs(5)(12)	9.70%	7/1/2026	Aaa		500	529,860
Total						7,141,876

Water/Sewer 2.39%
Pierce Cnty WA Swr Rev(2)	5.00%	8/1/2021	AAA		1,100	1,151,975
Total Municipal Bonds (Cost $44,366,966)						47,867,031

					Shares (000)
SHORT-TERM INVESTMENT 1.44%
Money Market Mutual Fund 1.44%
Dreyfus Municipal Cash Management Plus (Cost $693,939)					694	693,939
Total Investments in Securities 100.89% (Cost $45,060,905)						48,560,970
Liabilities in Excess of Cash and Other Assets (0.89%)						(430,584)
Net Assets 100.00%						$48,130,386

See Notes to Schedule of Investments.

3

(a)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(b)	This investment has been rated by Fitch IBCA.
**	Deferred-interest municipals pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
#	Variable rate security. This interest rate represents the rate at December 31, 2004.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT-	Income from this security may be subject to Alternative Minimum Tax.
COP -	Certificates of Participation.

ETM - Escrow to Maturity.

GTD - Guaranteed.

Pre - Refunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF - Permanent School Fund.

RIBs - Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2004.

Rites - Residual Interest Tax Exempt Security.

NR - Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Certified Bond Insurance
(4)	College Construction Loan Insurance Association
(5)	Custodian Receipt
(6)	Department of Housing and Urban Development
(7)	Department of Veteran Affairs
(8)	Federal Home Loan Mortgage Corporation
(9)	Federal Housing Administration
(10)	Federal National Mortgage Association
(11)	Financial Guaranty Insurance Company
(12)	Financial Security Assurance Inc.
(13)	Government National Mortgage Association
(14)	Government National Mortgage Association/Federal National Mortgage Association
(15)	Insurance Bond Certificate
(16)	Municipal Bond Investors Assurance Corporation
(17)	Radian Asset Assurance Inc.
(18)	Temporary Custodial Receipts
(19)	XL Capital Assurance Inc.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company.  The Company was organized as a Maryland corporation on December 27, 1983. The Company was formerly known as Lord Abbett Tax-Free Income Fund Inc., and changed its name effective January 28, 2005.

The Company consists of the following ten portfolios (separately, a “Fund” and collectively, the “Funds”): Lord Abbett National Tax-Free Income Fund (“National”), Lord Abbett California Tax-Free Income Fund (“California”), Lord Abbett Connecticut Tax-Free Income Fund (“Connecticut”), Lord Abbett Hawaii Tax-Free Income Fund (“Hawaii”), Lord Abbett Minnesota Tax-Free Income Fund (“Minnesota”), Lord Abbett Missouri Tax-Free Income Fund (“Missouri”), Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”), Lord Abbett New York Tax-Free Income Fund (“New York”),  Lord Abbett Texas Tax-Free Income Fund (“Texas”), and Lord Abbett Washington Tax-Free Income Fund (“Washington”).  Each Fund is non-diversified as defined under the Act, except for National.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at prices supplied by independent pricing services approved by the Directors. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3.  FEDERAL TAX INFORMATION

As of  December 31, 2004, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain
National	$537,137,477	$35,198,623	$(155,873)	$35,042,750
California	166,784,028	10,028,238	(79,387)	9,948,851
Connecticut	82,839,052	5,927,998	(72,723)	5,855,275
Hawaii	63,102,684	4,955,721	(21,968)	4,933,753
Minnesota	36,192,942	1,800,534	(2,934)	1,797,600
Missouri	147,185,473	7,724,835	(62,259)	7,662,576
New Jersey	129,644,448	8,807,071	(77,734)	8,729,337
New York	228,883,097	17,735,626	(9,371)	17,726,255
Texas	69,482,524	7,295,435	(35,615)	7,259,820
Washington	45,060,905	3,501,487	(1,422)	3,500,065

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as National. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes call “AMT paper”), The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest up to 20% of its net assets in residual interest bonds (“RIBs”). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But, when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date.  During this period such securities are subject to market fluctuations.

Item 2:   Controls and Procedures.

(a)     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:   Exhibits.

(i)                                Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 22, 2005